                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
STRATEGIC ALLOCATION FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2007


RIVERSOURCE STRATEGIC ALLOCATION
FUND SEEKS TO PROVIDE SHAREHOLDERS
MAXIMUM TOTAL RETURN THROUGH A
COMBINATION OF GROWTH OF CAPITAL
AND CURRENT INCOME.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      8

Fund Expenses Example...............     14

Investments in Securities...........     17

Financial Statements................     44

Notes to Financial Statements.......     49

Proxy Voting........................     70

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT MARCH 31, 2007

FUND OBJECTIVE

RiverSource Strategic Allocation Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

ASSET ALLOCATION & SECTOR BREAKDOWN*

Percentage of portfolio assets

Stocks(1)                                  78.9%
Bonds(2)                                   16.3%
Senior Loans(4)                             0.1%             (PIE CHART)
Preferred Stocks & Other(5)                 0.2%
Cash & Cash Equivalents(6)                  4.5%


 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Financials 16.7%, Consumer Discretionary 12.8%, Energy 9.6%, Health Care 7.7%, Information Technology 7.4%, Consumer Staples 6.1%, Industrials 6.0%, Telecommunication Services 6.0%, Materials 3.3% and Utilities 3.3%.
(2) Includes Corporate Bonds(3) 5.6%, U.S. Government Obligations & Agencies 4.4%, Mortgage-Backed 4.0%, Commercial Mortgage-Backed 1.7%, Asset-Backed 0.4% and Foreign Government 0.2%.
(3) Includes Telecommunication 1.2%, Consumer Discretionary 0.9%, Financials 0.6%, Materials 0.6%, Utilities 0.6%, Energy 0.5%, Consumer Staples 0.4%, Health Care 0.4% and Industrials 0.4%.
(4)  Includes Telecommunication 0.1%.
(5)  Includes Consumer Discretionary 0.2%.
(6) Of the 4.5%, 2.2% is due to security lending activity and 2.3% is the Fund's cash equivalent position.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT MARCH 31, 2007

STYLE MATRIX

           STYLE

VALUE     BLEND    GROWTH
            X                 LARGE
            X                 MEDIUM       SIZE
            X                 SMALL

         DURATION

SHORT      INT.      LONG
            X                 HIGH
            X                 MEDIUM    QUALITY
            X                 LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

                                              TICKER SYMBOL      INCEPTION DATE
Class A                                           IMRFX              1/23/85
Class B                                           IMRBX              3/20/95
Class C                                           RSSCX              6/26/00
Class I                                              --             12/11/06
Class R2                                             --             12/11/06
Class R3                                             --             12/11/06
Class R4(1)                                       IDRYX              3/20/95
Class R5                                             --             12/11/06

(1)  Effective Dec. 11, 2006, Class Y was renamed
     Class R4.

Total net assets                            $1.799 billion
Number of holdings                                   1,179

PORTFOLIO MANAGERS

EQUITIES

                                            YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                          14
Gina Mourtzinou, Ph.D.                             11
Alexander Sauer-Budge, Ph.D.                        4

FIXED INCOME

                                            YEARS IN INDUSTRY
Tom Murphy, CFA                                    21
Scott Kirby                                        28
Jamie Jackson, CFA                                 19

TOP TEN HOLDINGS

Percentage of portfolio assets

AT&T                                              2.8%
Exxon Mobil                                       2.6%
Chevron                                           2.4%
Merck & Co                                        2.2%
iShares MSCI Emerging Markets Index Fund          2.2%
Pfizer                                            1.7%
Oracle                                            1.6%
U.S. Treasury Bonds
   4.63% 2012                                     1.6%
Microsoft                                         1.5%
ConocoPhillips                                    1.2%

For further detail about these holdings, please refer to the section entitled

"Investments in Securities."

--------------------------------------------------------------------------------

 4 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended March 31, 2007

                                  (BAR CHART)

RiverSource Strategic Allocation Fund Class A
  (excluding sales charge)                              +9.80%

S&P 500 Index(1) (unmanaged)                            +7.38%

Lehman Brothers Aggregate Bond Index(2)
  (unmanaged)                                           +2.76%

Blended Index - 60% S&P 500 and 40% Lehman
  Brothers Aggregate Bond Index(3)                      +5.54%

Lipper Flexible Portfolio Funds Index(4)                +7.83%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed,may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Blended Index consists of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.
(4) The Lipper Flexible Portfolio Funds Index includes the 30 largest flexible portfolio funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                               TOTAL   NET EXPENSES
Class A                                                        1.14%      1.14%
Class B                                                        1.91%      1.91%
Class C                                                        1.91%      1.91%
Class I(a)                                                     0.75%      0.75%
Class R2(a)                                                    1.55%      1.55%
Class R3(a)                                                    1.30%      1.30%
Class R4(b)                                                    1.05%      1.00%(c)
Class R5(a)                                                    0.80%      0.80%

(a) Inception date for Class I, Class R2, Class R3 and Class R5 is Dec. 11, 2006. For Class I, Class R2, Class R3 and Class R5, expenses are based on estimated amounts for the current fiscal year.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c) The investment manager and its affiliates have contractually agreed to waive custodian fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that increased the management fee by 0.04%) will not exceed 0.96% for Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MARCH 31, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 1/23/85)          +9.80%     +11.72%   +11.71%   +8.45%     +6.63%     +11.18%
 Class B (inception 3/20/95)          +9.42%     +10.95%   +10.84%   +7.62%     +5.82%      +7.22%
 Class C (inception 6/26/00)          +9.40%     +10.98%   +10.89%   +7.63%       N/A       +3.93%
 Class I (inception 12/11/06)           N/A         N/A       N/A      N/A        N/A       +2.93%*
 Class R2 (inception 12/11/06)          N/A         N/A       N/A      N/A        N/A       +2.70%*
 Class R3 (inception 12/11/06)          N/A         N/A       N/A      N/A        N/A       +2.77%*
 Class R4** (inception 3/20/95)       +9.94%     +11.97%   +11.92%   +8.65%     +6.80%      +8.21%
 Class R5 (inception 12/11/06)          N/A         N/A       N/A      N/A        N/A       +2.91%*

WITH SALES CHARGE
 Class A (inception 1/23/85)          +3.48%      +5.30%    +9.53%   +7.18%     +6.00%     +10.88%
 Class B (inception 3/20/95)          +4.42%      +5.95%    +9.74%   +7.32%     +5.82%      +7.22%
 Class C (inception 6/26/00)          +8.40%      +9.98%   +10.89%   +7.63%       N/A       +3.93%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, RiverSource Strategic Allocation Fund's portfolio management teams discuss the Fund's results and positioning for the six months ended March 31, 2007.

Q: How did RiverSource Strategic Allocation Fund perform for the six months ended March 31, 2007?
A: RiverSource Strategic Allocation Fund increased 9.80% (Class A shares, excluding sales charge) for the six months ended March 31, 2007. The Fund outperformed the 7.38% increase of the broad-based Standard & Poor's 500 Index (S&P 500 Index), an unmanaged group of large company stocks, and the 2.76% increase of the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged index representing U.S. taxable investment-grade bonds, during the same period. The Fund also outperformed the Lipper Flexible Portfolio Funds Index, representing the Fund's peer group, which increased 7.83%. The Blended Index, which is composed of 60% S&P 500 Index and 40% Lehman Index, increased 5.54% during the same time period.

   THE FUND BENEFITED IN PARTICULAR FROM ITS SIGNIFICANT ALLOCATION TO AND STOCK SELECTION WITHIN INTERNATIONAL LARGE-CAP EQUITIES.


Q: What factors most significantly affected asset allocation and performance for the equity portion of the Fund?
A: Effective asset allocation drove performance most during the semiannual period. The Fund benefited in particular from its significant allocation to and stock selection within international large-cap equities. The Fund's international equity sub-portfolio produced strong returns during the period. Indeed, the combined effect of asset allocation and security selection decisions in all of the Fund's equity and fixed income sub-portfolios added to the Fund's performance during the period. The only detracting factors, which were modest, were the Fund's lesser allocation to U.S. large-cap equities than the Blended Index (which was more than offset by effective stock selection within the sub-portfolio) and its stock selection among U.S. small- and mid-cap equities. It should be noted that the Fund's emerging market equity sub-portfolio is invested in iShares, an exchange traded fund based on its asset class index that is designed to closely track that index.

--------------------------------------------------------------------------------

 8 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   The Fund's performance was also driven during the period by the selection of U.S. stocks of all capitalizations using the Fund's three quantitative models -- value, momentum and quality. We use these three distinct models in pursuit of style diversification for the Fund.

   Within the U.S. large-cap equity sub-portfolio, the value and momentum portions outperformed the S&P 500 Index, while the quality model tracked the S&P 500 Index. Within the U.S. small and mid-cap equity sub-portfolio, strong performance in the momentum portion did not offset the disappointing results produced by the value and quality models. Results in both of the U.S. equity sub-portfolios demonstrated the advantages of employing style diversification.

   Within the international large-cap sub-portfolio, performance was driven by the selection of stocks using the value, momentum and quality models, each modified from the U.S. models based on international market-specific characteristics. For the reporting period, all three of the quantitative models performed strongly, with the momentum model taking the lead followed by the quality-adjusted valuation and value models.

   Our use of risk modeling -- limits on individual holding size and on sector and industry allocations and, in the case of the international sub-portfolios, limits on country and regional allocation -- supported the Fund's strong performance as well.

Q: Which equity sectors and securities affected the Fund's performance?
A: We do not make sector or industry bets based on our outlook for the economy or the equity markets. That said, within the U.S. large-cap equity sub-portfolio, effective stock selection in all sectors with the exception of consumer discretionary made positive contributions to the Fund's performance for the six-month period. Stock selection was particularly strong within industrials and materials. Also helping the sub-portfolio's results were sizable allocations to telecommunication services and energy. Positions in telecommunication leaders AT&T and Verizon Communications and energy giants Chevron, Exxon Mobil and ConocoPhillips particularly helped the Fund's performance. Positions in IBM, Comcast, Time Warner and Altria Group disappointed most.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   Within the U.S. small-cap sub-portfolio, significant exposure to and effective stock selection within consumer staples and materials contributed positively to the Fund's results. Stock selection was also strong in information technology. Leading issues for the period included Nuance Communications, Universal, Apria Healthcare Group and Innospec. On the other hand, these positives were outweighed by the detracting effects of a sizable allocation to financials and weak stock selection in consumer discretionary, financials and energy. Lagging securities included Stone Energy, New Century Financial, Goodyear Tire & Rubber and Citrix Systems.

   Within the international large-cap sub-portfolio, stock selection in the United Kingdom, Europe and Pacific ex-Japan helped as did a sizable allocation to Europe and a modest exposure to Japan. So, too, did sizable positions in consumer discretionary, materials and utilities and smaller positions in health care, information technology and financials. Stock selection was particularly strong within information technology and consumer discretionary. Positions in DaimlerChrysler, ABN AMRO Holding and Volkswagen helped the Fund's performance most. Detracting somewhat from the sub-portfolio's positives were, on a regional basis, a sizable exposure to the United Kingdom, a modest allocation to the Pacific ex-Japan and stock selection within Japan. Also hurting the sub-portfolio's results a bit were significant positions in energy and telecommunication services, moderate exposure to consumer staples and industrials, and stock selection in telecommunication services and health care. Positions in Shinsei Bank and Credit Agricole disappointed most.

Q: How did the fixed income portion of the Fund perform during the semiannual period?
A: Interest rates were nearly unchanged over the six-month period, and in this environment, cash and cash-equivalent securities outperformed longer-term bonds. Having increased the Fund's allocation to cash during the period, worked to the Fund's benefit. The Fund's performance was also rewarded by its allocation to high yield corporate bonds and emerging market bonds, as these two sectors outpaced the Lehman Index for the semiannual period. A modest allocation to non-U.S. dollar bonds, or bonds denominated in foreign currencies, supported the Fund's results, too. As the U.S. dollar generally weakened vs. other major currencies, foreign bond markets generally outperformed the U.S. fixed income market during the period.

--------------------------------------------------------------------------------

 10 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   On the other hand, a modest exposure to investment grade corporate bonds detracted from Fund results, as this sector was one of the best performers. Also, we sold the Fund's emerging market bonds in December 2006, a strategy that proved somewhat premature, as this fixed income sector's rally continued through the first quarter of 2007.

Q: What changes did you make to the Fund and how is it currently positioned?
A: We made only modest changes to the Fund's asset allocation during the semiannual period. Based on our asset allocation models, we did seek to reduce the risk profile of the Fund both within the equity and fixed income portions of the Fund. Within the equity portion of the portfolio, we increased the Fund's allocation to U.S. large-cap equities, slightly decreased its allocation to international large-cap equities, and more notably reduced its allocation to emerging market equities. As mentioned above, within the fixed income portion of the Fund, we eliminated its position in emerging market bonds, given that the sector had performed quite well, and increased its allocation to cash. We also modestly decreased the Fund's allocation to high yield corporate bonds.

   OUR ASSET ALLOCATION MODELS CONTINUE TO FAVOR EQUITIES OVER FIXED INCOME.


Q: What is your tactical view and strategy for the equity portion of the Fund over the months ahead?
A: We believe the Fund's consistent, disciplined approach should benefit performance over the long term. Our asset allocation models continue to favor equities over fixed income. Our momentum model appears to favor emerging market stocks and U.S. small-cap stocks over the near term. With that, we are still maintaining the Fund's emphasis on U.S. large-cap stocks. We intend to maintain the high quality of the Fund's portfolios in the months ahead, while at the same time maintaining our style diversification.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  11

QUESTIONS & ANSWERS

   Our focus going forward is to keep using our three well-tested models that seek to identify good performing stocks regardless of market conditions. Clearly, employing style diversification remains a critical advantage to the Fund. We will continue our strategy of monitoring weightings as a risk control so that no individual security, industry or sector becomes too large within the Fund's portfolio.

Q: How do you intend to position the fixed income portion of the Fund for the months ahead?
A: We believe that interest rates will migrate to higher levels over the balance of the year, supported by the Federal Reserve Board keeping short-term interest rates on hold. We expect volatility within the markets to subside somewhat, but expect credit spreads, or the difference in yield between non-Treasury sectors and equivalent- duration Treasuries, to widen modestly over the months ahead.

   Given this view, we currently intend to maintain the Fund's duration shorter than the Lehman Index for the near term. Duration is a measure of the Fund's sensitivity to changes in interest rates. From a sector perspective, the Fund's quantitative models continue to favor an allocation to cash and cash-equivalent securities. We also intend to maintain the Fund's allocation to high yield corporate bonds. We expect to maintain the Fund's modest exposure to non-U.S. dollar bonds and to continue to avoid emerging market bonds. We intend to maintain the Fund's sizable position in commercial mortgage-backed securities and to emphasize specific investment-grade corporate bond sectors over Treasuries and agency debt. Within the mortgage-backed securities sector, we expect to maintain the Fund's defensive stance, emphasizing AAA-rated agency pass-through mortgages with premium coupons, as we expect higher coupon mortgage-backed securities to outperform in a rising rate environment. Pass-through mortgages consist of a pool of residential mortgage loans, where homeowners' monthly payments of principal, interest and prepayments pass from the original bank through a government agency or investment bank to investors.

--------------------------------------------------------------------------------

 12 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   We believe issue selection will be increasingly critical to Fund performance going forward. Thus, as always, as we continue to seek attractive buying opportunities, we will maintain a disciplined focus on individual security selection.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 14 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

                                                                               DIRECT
                                                             DIRECT         AND INDIRECT
                           BEGINNING         ENDING         EXPENSES          EXPENSES
                         ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       PAID DURING
                         OCT. 1, 2006    MARCH 31, 2007   THE PERIOD(A)   THE PERIOD(B),(C)
 Class A
   Actual(c)                $1,000         $1,098.00          $5.91             $6.02
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,019.30          $5.69             $5.79
Class B
   Actual(c)                $1,000         $1,094.20          $9.88             $9.98
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,015.50          $9.51             $9.61
 Class C
   Actual(c)                $1,000         $1,094.00          $9.85             $9.95
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,015.53          $9.48             $9.58
 Class I
   Actual(d)                   N/A               N/A            N/A               N/A
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,012.66          $2.28             $2.34
 Class R2
   Actual(d)                   N/A               N/A            N/A               N/A
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,010.18          $4.64             $4.70
 Class R3
   Actual(d)                   N/A               N/A            N/A               N/A
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,010.89          $3.93             $3.99
 Class R4
   Actual(c)                $1,000         $1,099.40          $5.32(e)          $5.42
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,019.87          $5.12(e)          $5.22

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  15

                                                                               DIRECT
                                                             DIRECT         AND INDIRECT
                           BEGINNING         ENDING         EXPENSES          EXPENSES
                         ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       PAID DURING
                         OCT. 1, 2006    MARCH 31, 2007   THE PERIOD(A)   THE PERIOD(B),(C)
 Class R5
   Actual(d)                   N/A               N/A            N/A               N/A
   Hypothetical
   (5% return before
   expenses)                $1,000         $1,012.24          $2.57             $2.63

ANNUALIZED EXPENSE RATIOS

                                               FUND'S       ACQUIRED FUND
                                             ANNUALIZED       FEES AND      NET FUND
                                            EXPENSE RATIO     EXPENSES      EXPENSES
 Class A                                       1.13%            .02%         1.15%
 Class B                                       1.89%            .02%         1.91%
 Class C                                       1.89%            .02%         1.91%
 Class I                                        .76%            .02%          .78%
 Class R2                                      1.56%            .02%         1.58%
 Class R3                                      1.32%            .02%         1.34%
 Class R4                                      1.02%            .02%         1.04%
 Class R5                                       .86%            .02%          .88%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2007: +9.80% for Class A, +9.42% for Class B, +9.40% for Class C and +9.94% for Class R4.
(d) The actual values and expenses paid are not presented because Class I, Class R2, Class R3, and Class R5 do not have a full six months of history. The inception date of Class I, Class R2, Class R3 and Class R5 is Dec. 11, 2006.
(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007 unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.96% for Class R4. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the six-month period ended March 31, 2007, the actual hypothetical expenses paid for Class R4 would have been the same as those presented in the table above.

--------------------------------------------------------------------------------

 16 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (81.3%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.8%)
General Dynamics                                     11,736                $896,630
Lockheed Martin                                      19,017               1,845,029
Rockwell Collins                                     13,500                 903,555
United Technologies                                 177,361              11,528,466
                                                                    ---------------
Total                                                                    15,173,680
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
FedEx                                                33,336               3,581,287
United Parcel Service Cl B                           26,663               1,869,076
                                                                    ---------------
Total                                                                     5,450,363
-----------------------------------------------------------------------------------

AIRLINES (0.3%)
Air France-KLM                                       32,153(c)            1,466,753
Alaska Air Group                                      3,803(b)              144,894
British Airways                                      60,541(b,c)            578,926
Cathay Pacific Airways                              162,000(c)              412,221
Deutsche Lufthansa                                   34,349(c)              932,817
Qantas Airways                                      296,313(c)            1,258,360
Singapore Airlines                                   97,000(c)            1,061,507
US Airways Group                                      6,231(b)              283,386
                                                                    ---------------
Total                                                                     6,138,864
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Aisin Seiki                                          51,600(c)            1,808,606
American Axle & Mfg Holdings                          8,582                 234,718
ArvinMeritor                                          9,865                 180,036
Autoliv                                               1,966(c)              112,278
BorgWarner                                            4,132                 311,635
Bridgestone                                          46,700(c)              933,366
Cooper Tire & Rubber                                  6,591                 120,549
DENSO                                                34,900(c)            1,297,310
GKN                                                  79,728(c)              598,470
Goodyear Tire & Rubber                               21,078(b)              657,423
Johnson Controls                                      9,744                 921,977
Michelin Series B                                    30,161(c)            3,330,724
Sauer-Danfoss                                         4,030                 121,303
TRW Automotive Holdings                              11,269(b)              392,387
                                                                    ---------------
Total                                                                    11,020,782
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

AUTOMOBILES (2.6%)
DaimlerChrysler                                     118,418(c,l)         $9,712,501
Fiat                                                 74,365(b,c)          1,874,500
Ford Motor                                          298,919               2,358,471
General Motors                                      245,865               7,533,304
Harley-Davidson                                      77,164(l)            4,533,385
Honda Motor                                         190,800(c)            6,655,249
Nissan Motor                                         44,300(c)              474,844
Peugeot                                              27,773(c)            1,957,368
Renault                                              32,287(c)            3,775,972
Toyota Motor                                         21,700(c)            1,390,435
Volkswagen                                           42,007(c)            6,312,758
                                                                    ---------------
Total                                                                    46,578,787
-----------------------------------------------------------------------------------

BEVERAGES (1.2%)
Anheuser-Busch Companies                             39,111               1,973,541
C&C Group                                            75,417(c)            1,145,446
Carlsberg Series B                                    4,425(c)              481,556
Coca-Cola                                           206,201               9,897,648
Heineken                                              9,007(c)              471,159
Pepsi Bottling Group                                 30,166                 961,994
PepsiCo                                             116,175               7,384,083
                                                                    ---------------
Total                                                                    22,315,427
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
BioMarin Pharmaceutical                               7,628(b)              131,659
Celgene                                              35,655(b)            1,870,461
CSL                                                   9,776(c)              651,366
GTx                                                   5,808(b)              118,483
Incyte                                               13,652(b)               89,967
Pharmion                                              5,068(b)              133,238
Savient Pharmaceuticals                               9,516(b)              114,382
                                                                    ---------------
Total                                                                     3,109,556
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BUILDING PRODUCTS (0.3%)
Compagnie de Saint-Gobain                            25,795(c)           $2,521,237
Geberit                                                 433(c)              666,428
Lennox Intl                                           4,372                 156,080
Masco                                                32,176                 881,622
USG                                                   7,534(b)              351,687
                                                                    ---------------
Total                                                                     4,577,054
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
AG Edwards                                            2,935                 203,043
Allied Capital                                        3,835                 110,486
American Capital Strategies                          11,219                 497,114
Apollo Investment                                     7,500                 160,500
Franklin Resources                                   14,241               1,720,740
Lehman Brothers Holdings                            106,192               7,440,873
Man Group                                           212,714(c)            2,322,877
MCG Capital                                           6,291                 118,019
Merrill Lynch & Co                                  148,100              12,095,328
Morgan Stanley                                       43,344               3,413,773
Raymond James Financial                               4,793                 142,640
SEI Investments                                       2,239                 134,855
SWS Group                                             5,567                 138,117
                                                                    ---------------
Total                                                                    28,498,365
-----------------------------------------------------------------------------------

CHEMICALS (0.9%)
Akzo Nobel                                           10,057(c)              763,737
Albemarle                                             6,542                 270,446
Ashland                                               8,663                 568,293
Bayer                                                17,935(c)            1,146,140
CF Inds Holdings                                      4,622                 178,178
Ciba Specialty Chemicals                             17,729(c)            1,168,070
Dow Chemical                                         39,680               1,819,724
Eastman Chemical                                      5,711                 361,678
Ecolab                                               24,805               1,066,615
Georgia Gulf                                          5,409                  87,680
Hercules                                             52,648(b)            1,028,742
Huntsman                                              3,995                  76,265
Imperial Chemical Inds                              104,242(c)            1,025,534
Innospec                                              7,013(c)              404,229
Intl Flavors & Fragrances                            21,259               1,003,850
Mitsui Chemicals                                    121,000(c)            1,057,710
Olin                                                  9,105                 154,239
OM Group                                              3,654(b)              163,261
Sigma-Aldrich                                        23,154                 961,354

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHEMICALS (CONT.)
Solvay                                                3,024(c)             $464,703
Syngenta                                              2,941(b,c)            562,784
Terra Inds                                           13,624(b)              238,420
Westlake Chemical                                     4,091                 111,071
WR Grace & Co                                         8,745(b)              231,043
Yara Intl                                            19,100(c)              527,281
                                                                    ---------------
Total                                                                    15,441,047
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (4.3%)
ABN AMRO Holding                                    251,566(c)           10,827,356
Banco Bilbao Vizcaya Argentaria                      17,480(c)              429,173
Banco Popolare di Verona e Novara                    39,147(c)            1,215,812
Banco Popular Espanol                                29,255(c)              603,382
Bank of East Asia                                   248,963(c)            1,448,330
Bank of Ireland                                      15,358(c)              331,323
Barclays                                            224,929(c)            3,190,934
BNP Paribas                                          71,910(c)            7,510,787
Capitalia                                           148,169(c)            1,338,968
Chittenden                                                1                      23
Comerica                                             45,840               2,710,061
Commerce Bancshares                                   2,737                 132,224
Compass Bancshares                                   14,231                 979,093
Credit Agricole                                      79,653(c)            3,105,855
Danske Bank                                          42,000(c)            1,954,031
Dexia                                                39,356(c)            1,174,462
DNB NOR                                              72,700(c)            1,026,522
First BanCorp                                        36,732(c)              487,066
First Horizon Natl                                   56,601               2,350,640
HBOS                                                249,510(c)            5,140,102
KBC Groep                                             8,869(c)            1,103,103
KeyCorp                                              43,364               1,624,849
Lloyds TSB Group                                    479,199(c)            5,280,087
Mitsui Trust Holdings                                47,000(c)              463,498
Mizuho Financial Group                                  235(c)            1,513,749
Natl City                                           149,945               5,585,451
Nordea Bank                                          87,200(c)            1,392,832
Piraeus Bank                                         14,172(c)              492,209
PNC Financial Services Group                         29,601               2,130,384
Resona Holdings                                         492(c)            1,323,636
Royal Bank of Scotland Group                         42,501(c)            1,659,121
Shinsei Bank                                        321,000(c)            1,539,209
Societe Generale                                     11,798(c)            2,038,858

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Svenska Handelsbanken Series A                       15,500(c)             $460,741
Tompkins Trustco                                        773                  32,341
Trustmark                                             7,060                 197,962
UniCredito Italiano                                 131,025(c)            1,247,050
Unione di Banche Italiane                            35,621(c)            1,053,962
US Bancorp                                           71,287               2,492,906
W Holding                                            69,918(c)              349,590
                                                                    ---------------
Total                                                                    77,937,682
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
ABM Inds                                              4,543                 119,890
AMREP                                                 1,781                 137,582
Brambles                                             64,549(b,c)            710,629
Corrections Corp of America                           3,440(b)              181,666
Dai Nippon Printing                                  28,000(c)              440,568
Deluxe                                                3,342                 112,057
First Consulting Group                               11,307(b)              102,894
GEO Group                                             2,120(b)               96,078
Healthcare Services Group                             4,082                 116,949
Huron Consulting Group                                2,648(b)              161,104
Resources Connection                                  2,588(b)               82,790
Standard Parking                                      2,377(b)               84,074
TeleTech Holdings                                     5,131(b)              188,256
Waste Inds USA                                        2,681                  73,647
Watson Wyatt Worldwide Cl A                           1,906                  92,727
                                                                    ---------------
Total                                                                     2,700,911
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Avaya                                                81,360(b)              960,862
Blue Coat Systems                                     3,672(b)              134,873
C-COR                                                12,158(b)              168,510
CommScope                                             4,019(b)              172,415
Loral Space & Communications                          3,097(b)              157,575
Polycom                                               5,109(b)              170,283
QUALCOMM                                             69,404               2,960,774
Sonus Networks                                       13,966(b)              112,706
Tellabs                                              68,968(b)              682,783
                                                                    ---------------
Total                                                                     5,520,781
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMPUTERS & PERIPHERALS (1.4%)
Apple                                                42,497(b)           $3,948,396
Brocade Communications Systems                        9,362(b)               89,126
Imation                                               9,754                 393,867
Intl Business Machines                              181,800              17,136,468
Komag                                                 2,126(b)               69,584
Lexmark Intl Cl A                                    30,435(b)            1,779,230
Palm                                                  4,473(b)               81,095
Seiko Epson                                          39,700(c)            1,169,134
Sun Microsystems                                    144,016(b)              865,536
Western Digital                                      18,459(b)              310,296
                                                                    ---------------
Total                                                                    25,842,732
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
ACS Actividades de Construccion y Servicios          30,609(c)            1,858,353
Fomento de Construcciones y Contratas                 3,723(c)              382,690
Quanta Services                                       3,484(b)               87,866
Sacyr Vallehermoso                                   12,020(c)              673,407
Skanska Series B                                          1(c)                   22
                                                                    ---------------
Total                                                                     3,002,338
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Lafarge                                              10,520(c)            1,653,866
-----------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
Cash America Intl                                     2,794                 114,554
EZCORP Cl A                                           5,030(b)               74,092
First Marblehead                                      4,820                 216,370
World Acceptance                                      2,283(b)               91,206
                                                                    ---------------
Total                                                                       496,222
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Greif Cl A                                            1,340                 148,887
Owens-Illinois                                        6,080(b)              156,682
Pactiv                                               55,832(b)            1,883,772
Rock-Tenn Cl A                                        4,972                 165,070
Toyo Seikan Kaisha                                   41,300(c)              832,449
                                                                    ---------------
Total                                                                     3,186,860
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DISTRIBUTORS (0.1%)
Genuine Parts                                        16,770                $821,731
Inchcape                                             39,185(c)              439,858
Li & Fung                                           202,400(c)              636,005
                                                                    ---------------
Total                                                                     1,897,594
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Career Education                                      4,612(b)              140,666
INVESTools                                           11,476(b)              159,516
                                                                    ---------------
Total                                                                       300,182
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.7%)
CIT Group                                            33,056               1,749,324
Citigroup                                           262,021              13,452,158
Deutsche Boerse                                       9,689(c)            2,219,668
Euronext                                              8,871(c)            1,059,981
Hong Kong Exchanges and Clearing                    146,500(c)            1,427,928
ING Groep                                           148,519(c)            6,279,148
iShares MSCI Emerging Markets Index Fund            344,000              40,003,759
London Stock Exchange Group                          14,605(c)              359,785
Resource America Cl A                                 3,359                  79,373
Singapore Exchange                                  106,000(c)              457,710
                                                                    ---------------
Total                                                                    67,088,834
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.6%)
Alaska Communications Systems Group                   6,866                 101,274
AT&T                                              1,300,339              51,272,367
Belgacom                                             72,071(c)            3,201,085
BT Group                                            916,510(c)            5,477,604
Cable & Wireless                                    286,512(c)              939,193
CenturyTel                                            5,644                 255,052
Cogent Communications Group                           6,961(b)              164,488
Deutsche Telekom                                    336,237(c)            5,560,465
Embarq                                               16,414                 924,929
FairPoint Communications                              7,759                 149,050
France Telecom                                       64,218(c)            1,695,932
Golden Telecom                                        4,637(c)              256,797
Koinklijke (Royal) KPN                               90,853(c)            1,415,086
PAETEC Holding                                       15,934(b)              166,988
SingTel                                             395,000(c)              854,110
SureWest Communications                               3,668                  91,223

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Telecom Italia                                    1,267,794(c)           $3,203,022
Telenor                                              45,900(c)              815,799
TeliaSonera                                         142,000(c)            1,225,611
Telstra                                             329,586(c)            1,242,366
Verizon Communications                              561,611              21,296,289
                                                                    ---------------
Total                                                                   100,308,730
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                                     24,413(b)            1,199,655
American Electric Power                              43,622               2,126,573
CLP Holdings                                        164,500(c)            1,201,214
Energias de Portugal                                248,475(c)            1,334,301
Entergy                                              21,043               2,207,832
FirstEnergy                                          14,568                 964,984
Fortum                                               41,600(c,l)          1,213,087
FPL Group                                            90,343               5,526,281
Great Plains Energy                                   6,276                 203,656
HongKong Electric Holdings                          211,000(c)            1,082,993
Iberdrola                                            45,091(c)            2,131,647
ITC Holdings                                          2,011                  87,056
Northeast Utilities                                   9,851                 322,817
Pinnacle West Capital                                18,051                 870,961
PPL                                                  25,981               1,062,623
Progress Energy                                      19,350                 976,014
Reliant Energy                                       14,071(b)              285,923
Scottish & Southern Energy                           65,337(c)            1,981,066
Tokyo Electric Power                                 42,600(c)            1,456,997
UIL Holdings                                          2,318                  80,435
                                                                    ---------------
Total                                                                    26,316,115
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
ABB                                                 147,019(c)            2,516,868
ALSTOM                                                5,883(b,c)            763,461
Belden CDT                                            1,508                  80,814
Gamesa Tecnologica                                   18,057(c)              653,672
General Cable                                         5,054(b)              270,035
II-VI                                                 2,659(b)               90,007
Vestas Wind Systems                                  20,400(b,c)          1,142,944
                                                                    ---------------
Total                                                                     5,517,801
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Agilysys                                              3,950                  88,757
Arrow Electronics                                     8,958(b)              338,165
Avnet                                                12,956(b)              468,230
Benchmark Electronics                                 3,299(b)               68,157

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Hitachi                                             463,000(c)           $3,591,461
Ingram Micro Cl A                                    20,374(b)              393,422
Insight Enterprises                                   7,652(b)              137,583
Methode Electronics                                  17,850                 263,645
Molex                                                25,015                 705,423
Solectron                                            58,645(b)              184,732
SYNNEX                                                9,514(b)              202,077
                                                                    ---------------
Total                                                                     6,441,652
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.1%)
Helmerich & Payne                                     2,599                  78,854
Lone Star Technologies                                2,984(b)              197,034
Matrix Service                                        5,744(b)              116,201
Nabors Inds                                          31,450(b,c)            933,121
Petroleum Geo-Services                                   20(b,c)                523
SEACOR Holdings                                         708(b)               69,667
Tidewater                                             2,043                 119,679
Unit                                                  3,475(b)              175,800
                                                                    ---------------
Total                                                                     1,690,879
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.2%)
Alliance Boots                                       74,455(c)            1,503,800
BJ's Wholesale Club                                   4,318(b)              146,078
Carrefour                                            27,298(c)            1,996,457
Casino Guichard Perrachon                             6,860(c)              692,590
CVS/Caremark                                         64,642               2,206,878
Delhaize Group                                        5,599(c)              514,644
Great Atlantic & Pacific Tea                          3,086                 102,393
Ingles Markets Cl A                                   4,049                 165,361
J Sainsbury                                         191,427(c)            2,069,703
Kesko Series B                                        9,900(c)              528,055
Koninklijke Ahold                                    50,312(b,c)            588,064
Kroger                                              146,201               4,130,178
Nash Finch                                            5,209                 179,502
PriceSmart                                            5,780(b)               88,781
Rite Aid                                             24,327(b)              140,367
Ruddick                                               8,465                 254,627
Safeway                                             154,392               5,656,923
Spartan Stores                                        5,007                 134,188
SUPERVALU                                            42,882               1,675,400
SYSCO                                                31,809               1,076,098
Tesco                                               219,052(c)            1,914,749
Wal-Mart Stores                                     286,241              13,439,015

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FOOD & STAPLES RETAILING (CONT.)
Weis Markets                                          1,914                 $85,556
Woolworths                                           24,530(c)              539,512
                                                                    ---------------
Total                                                                    39,828,919
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Campbell Soup                                        20,899                 814,016
ConAgra Foods                                        51,389               1,280,100
Delta & Pine Land                                     1,640                  67,568
Groupe Danone                                         9,442(c)            1,542,536
Kellogg                                              18,151                 933,506
McCormick & Co                                       24,677                 950,558
Pilgrim's Pride                                       5,462                 181,284
Sara Lee                                            145,728               2,465,718
Seaboard                                                201                 454,260
Smithfield Foods                                      5,947(b)              178,113
Tate & Lyle                                          38,914(c)              440,262
Unilever                                            194,055(c)            5,725,673
                                                                    ---------------
Total                                                                    15,033,594
-----------------------------------------------------------------------------------

GAS UTILITIES (--%)
Nicor                                                 3,093                 149,763
ONEOK                                                 7,450                 335,250
Southwest Gas                                         2,129                  82,754
UGI                                                   4,766                 127,300
WGL Holdings                                          6,075                 194,279
                                                                    ---------------
Total                                                                       889,346
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Becton Dickinson & Co                                19,378               1,489,975
Biomet                                               15,511                 659,062
Conceptus                                             7,059(b)              141,180
CR Bard                                              10,281                 817,442
Hillenbrand Inds                                      1,821                 108,113
Immucor                                               4,969(b)              146,238
Inverness Medical Innovations                         3,024(b)              132,391
Stryker                                              16,740               1,110,197
West Pharmaceutical Services                          2,240                 104,003
Zimmer Holdings                                      13,298(b)            1,135,782
ZOLL Medical                                          5,553(b)              147,987
                                                                    ---------------
Total                                                                     5,992,370
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
Alliance Imaging                                     11,478(b)              100,203
AMERIGROUP                                            5,191(b)              157,806
Apria Healthcare Group                               16,059(b)              517,903

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Cardinal Health                                      38,201              $2,786,763
CIGNA                                                56,390               8,044,597
CorVel                                                5,628(b)              170,247
Health Management Associates Cl A                    46,626                 506,825
Humana                                               32,202(b)            1,868,360
Kindred Healthcare                                   15,869(b)              520,186
LHC Group                                             3,531(b)              114,510
Magellan Health Services                              1,944(b)               81,648
Manor Care                                           20,361               1,106,824
MedCath                                               3,002(b)               81,955
Quest Diagnostics                                    29,422               1,467,275
Sun Healthcare Group                                 11,994(b)              148,126
Sunrise Senior Living                                 2,143(b)               84,691
Tenet Healthcare                                     63,101(b)              405,739
WellCare Health Plans                                 3,778(b)              322,075
                                                                    ---------------
Total                                                                    18,485,733
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
Allscripts Healthcare Solutions                       4,566(b)              122,414
Emageon                                               8,644(b)               95,084
TriZetto Group                                        3,275(b)               65,533
                                                                    ---------------
Total                                                                       283,031
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Accor                                                 6,122(c)              585,042
Ameristar Casinos                                     3,385                 108,692
Compass Group                                       237,750(c)            1,590,511
Darden Restaurants                                    3,068                 126,371
Enterprise Inns                                      37,457(c)              492,688
Hilton Hotels                                        86,500               3,110,540
InterContinental Hotels Group                        37,304(c)              921,897
Jack in the Box                                       1,834(b)              126,784
Ladbrokes                                            63,353(c)              501,730
Marriott Intl Cl A                                   33,431               1,636,782
McDonald's                                          199,757               8,999,053
Mitchells & Butlers                                  54,101(c)              837,755
Punch Taverns                                        19,954(c)              489,591
Sodexho Alliance                                      9,262(c)              678,125
TUI                                                  32,431(c,l)            801,884
Whitbread                                            21,336(c)              792,177
Yum! Brands                                          14,544                 840,061
                                                                    ---------------
Total                                                                    22,639,683
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (1.0%)
American Greetings Cl A                               4,050                 $94,001
Barratt Developments                                 22,077(c)              479,998
Beazer Homes USA                                      4,032                 117,049
Bellway                                              14,623(c)              457,479
Berkeley Group Holdings Unit                         17,046(b,c)            528,586
Centex                                               37,535               1,568,212
DR Horton                                           107,312               2,360,863
Electrolux Series B                                  62,700(c)            1,589,820
Furniture Brands Intl                                 4,374                  69,022
George Wimpey                                        67,281(c)              841,289
Hovnanian Enterprises Cl A                            6,311(b)              158,785
KB HOME                                              26,409               1,126,872
Lennar Cl A                                          40,679               1,717,061
MDC Holdings                                          6,259                 300,870
Meritage Homes                                        3,105(b)               99,733
NVR                                                     775(b)              515,375
Pioneer                                              51,700(c)              675,702
Pulte Homes                                          62,627               1,657,110
Ryland Group                                          4,957                 209,136
SANYO Electric                                      569,000(b,c)            970,627
Standard-Pacific                                      7,840                 163,621
Stanley Works                                         2,743                 151,852
Taylor Woodrow                                       99,968(c)              962,833
Tempur-Pedic Intl                                     7,639                 198,538
Toll Brothers                                        16,802(b)              460,039
                                                                    ---------------
Total                                                                    17,474,473
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Energizer Holdings                                    4,116(b)              351,218
Kimberly-Clark                                       70,782               4,847,860
Reckitt Benckiser                                     7,925(c)              412,597
                                                                    ---------------
Total                                                                     5,611,675
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                                  82,962(b)            1,785,342
Dynegy Cl A                                         133,635(b)            1,237,460
TXU                                                  84,645               5,425,745
                                                                    ---------------
Total                                                                     8,448,547
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDUSTRIAL CONGLOMERATES (0.8%)
3M                                                  160,956             $12,301,867
Orkla                                                17,320(c)            1,221,364
Sequa Cl A                                            1,108(b)              132,705
Tomkins                                              86,005(c)              451,827
Tredegar                                              3,640                  82,956
                                                                    ---------------
Total                                                                    14,190,719
-----------------------------------------------------------------------------------

INSURANCE (3.4%)
ACE                                                  17,047(c)              972,702
Aegon                                               195,556(c)            3,897,489
Allstate                                            177,734              10,674,705
Ambac Financial Group                                17,323               1,496,534
American Financial Group                             11,170                 380,227
AMP                                                  65,432(c)              549,921
Aviva                                               139,112(c)            2,048,772
AXA                                                   8,450(c)              358,268
Chubb                                                18,562                 959,099
Cincinnati Financial                                 22,190                 940,856
CNP Assurances                                        9,165(c)            1,067,319
Commerce Group                                        4,936                 148,277
Conseco                                              18,024(b)              311,815
Fidelity Natl Financial Cl A                         29,048                 697,442
First American                                       13,399                 679,597
Genworth Financial Cl A                             107,455               3,754,478
HCC Insurance Holdings                                3,139                  96,681
LandAmerica Financial Group                           2,421                 178,936
Legal & General Group                               136,323(c)              426,485
Lincoln Natl                                         37,644               2,551,887
Marsh & McLennan Companies                           69,315               2,030,236
MBIA                                                 35,235               2,307,540
MetLife                                              57,308               3,619,000
Natl Western Life Insurance Cl A                        487                 119,218
Odyssey Re Holdings                                  11,191                 439,918
Old Mutual                                          346,780(c)            1,119,695
Old Republic Intl                                    17,601                 389,334
Progressive                                          82,285               1,795,459
QBE Insurance Group                                  45,873(c)            1,170,344
Reinsurance Group of America                          6,718                 387,763
Royal & SunAlliance Insurance Group                 302,135(c)              963,060

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Safeco                                               14,289                $949,218
Stewart Information Services                          2,468                 103,138
Swiss Reinsurance                                     6,238(c)              569,891
Torchmark                                            26,431               1,733,609
Transatlantic Holdings                                3,032                 197,444
Travelers Companies                                 108,569               5,620,617
UnumProvident                                        82,911               1,909,440
Zurich Financial Services                            14,338(c)            4,139,139
                                                                    ---------------
Total                                                                    61,755,553
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                           32,925(b)            1,310,086
Systemax                                             10,682                 200,074
                                                                    ---------------
Total                                                                     1,510,160
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
Akamai Technologies                                   9,504(b)              474,440
CMGI                                                 36,665(b)               77,730
Digital River                                         1,381(b)               76,300
EarthLink                                            16,070(b)              118,115
Equinix                                               1,136(b)               97,276
Google Cl A                                          23,611(b)           10,817,616
Interwoven                                            8,156(b)              137,836
RealNetworks                                         12,891(b)              101,194
ValueClick                                            2,487(b)               64,985
Vignette                                              4,011(b)               74,484
                                                                    ---------------
Total                                                                    12,039,976
-----------------------------------------------------------------------------------

IT SERVICES (0.5%)
Affiliated Computer Services Cl A                    11,392(b)              670,761
Cognizant Technology Solutions Cl A                  37,331(b)            3,295,207
Convergys                                            55,165(b)            1,401,743
First Data                                           36,631                 985,374
Gartner                                               4,872(b)              116,684
Paychex                                              28,303               1,071,835
Perot Systems Cl A                                   19,492(b)              348,322
Sabre Holdings Cl A                                   5,554                 181,894
Syntel                                                4,700                 162,855
TALX                                                  1,967                  65,167
Total System Services                                 8,771                 279,356
Unisys                                              118,354(b)              997,724
VeriFone Holdings                                     1,823(b)               66,959
                                                                    ---------------
Total                                                                     9,643,881
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  23

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                            12,548                $399,654
Eastman Kodak                                        59,979               1,353,126
FUJIFILM Holdings                                    31,900(c)            1,304,914
Hasbro                                                7,074                 202,458
JAKKS Pacific                                         3,981(b)               95,146
Mattel                                              160,725               4,431,188
                                                                    ---------------
Total                                                                     7,786,486
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Advanced Magnetics                                    2,565(b)              154,593
Albany Molecular Research                            17,708(b)              174,424
Bruker BioSciences                                    6,839(b)               71,946
Thermo Fisher Scientific                             21,144(b)              988,482
                                                                    ---------------
Total                                                                     1,389,445
-----------------------------------------------------------------------------------

MACHINERY (2.1%)
AGCO                                                  6,747(b)              249,437
Alfa Laval                                           10,150(c)              526,359
Astec Inds                                            2,910(b)              117,128
Briggs & Stratton                                     3,464                 106,864
Cascade                                               1,309                  78,383
Caterpillar                                         107,059               7,176,164
Cummins                                               9,981               1,444,450
Danaher                                              11,726                 837,823
Deere & Co                                           28,301               3,074,621
Eaton                                                11,920                 996,035
Gorman-Rupp                                           5,411                 173,314
Illinois Tool Works                                  18,541                 956,716
Ingersoll-Rand Cl A                                  64,767(c)            2,808,945
Invensys                                            108,765(b,c)            621,688
Komatsu                                              55,300(c)            1,163,914
Lincoln Electric Holdings                             2,829                 168,495
MAN                                                  15,722(c)            1,829,241
Navistar Intl                                         1,994(b)               91,226
PACCAR                                               90,215               6,621,780
Robbins & Myers                                       3,846                 143,417
Sandvik                                              34,200(c)              607,512
Scania Series B                                      11,250(c)              883,162
SPX                                                   3,969                 278,624
Sulzer                                                  451(c)              633,627
Terex                                                21,781(b)            1,563,005
Timken                                                8,842                 268,001
Vallourec                                             1,122(c)              287,136

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Volvo Series A                                       16,300(c)           $1,403,361
Volvo Series B                                       29,650(c)            2,497,522
                                                                    ---------------
Total                                                                    37,607,950
-----------------------------------------------------------------------------------

MARINE (0.2%)
American Commercial Lines                             2,784(b)               87,557
AP Moller-Maersk                                         90(c)              939,097
Kawasaki Kisen Kaisha                                39,000(c)              370,042
Mitsui OSK Lines                                     46,000(c)              510,634
Nippon Yusen Kabushiki Kaisha                        47,000(c)              376,941
Orient Overseas Intl                                 47,000(c)              436,750
                                                                    ---------------
Total                                                                     2,721,021
-----------------------------------------------------------------------------------

MEDIA (3.4%)
CBS Cl B                                            132,381               4,049,535
Charter Communications Cl A                          58,030(b)              161,904
Comcast Cl A                                        816,039(b)           21,176,211
DIRECTV Group                                       406,736(b)            9,383,400
Gannett                                              86,026               4,842,404
Interpublic Group of Companies                       82,856(b)            1,019,957
Marvel Entertainment                                  3,793(b)              105,256
News Corp Cl A                                      233,880               5,407,306
Reed Elsevier                                        70,158(c)            1,011,592
Reuters Group                                        79,400(c)              728,020
Scholastic                                            3,626(b)              112,769
Sinclair Broadcast Group Cl A                         9,132                 141,089
Time Warner                                         613,168              12,091,672
Tribune                                              30,781                 988,378
                                                                    ---------------
Total                                                                    61,219,493
-----------------------------------------------------------------------------------

METALS & MINING (1.9%)
Acerinox                                             22,228(c)              565,640
Allegheny Technologies                                9,653               1,029,879
Anglo American                                       39,961(c)            2,104,853
Arcelor Mittal                                      136,532(c)            7,253,290
BHP Billiton                                        161,801(c)            3,912,028
BlueScope Steel                                     122,672(c)            1,041,908
Brush Engineered Materials                            1,402(b)               67,955
Chaparral Steel                                       2,882                 167,646
Cleveland-Cliffs                                      6,250                 400,063
Commercial Metals                                    14,762                 462,789

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 24 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
METALS & MINING (CONT.)
Corus Group                                         109,122(c)           $1,305,428
Freeport-McMoRan Copper & Gold                       38,497               2,548,095
JFE Holdings                                          8,500(c)              502,801
Metal Management                                      2,939                 135,782
Nippon Steel                                        124,000(c)              871,357
Outokumpu                                            19,806(c)              680,740
Quanex                                                5,124                 217,001
Reliance Steel & Aluminum                             2,382                 115,289
Rio Tinto                                            32,790(c)            2,090,343
Ryerson                                               4,775                 189,186
Salzgitter                                            3,728(c)              544,403
Schnitzer Steel Inds Cl A                             3,178                 127,660
ThyssenKrupp                                         69,064(c)            3,417,178
voestalpine                                          18,965(c)            1,375,617
Worthington Inds                                      9,788                 201,437
Xstrata                                              61,408(c)            3,155,987
Zinifex                                              29,426(c)              375,606
                                                                    ---------------
Total                                                                    34,859,961
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Big Lots                                             43,534(b)            1,361,744
Bon-Ton Stores                                        3,324                 186,942
Dillard's Cl A                                       10,179                 333,159
Dollar General                                       49,720               1,051,578
Dollar Tree Stores                                    4,599(b)              175,866
Family Dollar Stores                                    393                  11,641
Federated Department Stores                          50,267               2,264,528
Kohl's                                               72,137(b)            5,526,416
Marks & Spencer Group                               156,192(c)            2,079,044
Nordstrom                                            29,049               1,537,854
PPR                                                   3,310(c)              529,302
Saks                                                  6,769                 141,066
Sears Holdings                                       33,428(b)            6,022,387
                                                                    ---------------
Total                                                                    21,221,527
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
CenterPoint Energy                                  128,733               2,309,470
Centrica                                            531,297(c)            4,040,398
Integrys Energy Group                                 6,217                 345,106
KeySpan                                              20,935                 861,475
Natl Grid                                           133,978(c)            2,102,332
NiSource                                             39,839                 973,665
NSTAR                                                 2,420                  84,990
OGE Energy                                            4,099                 159,041

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MULTI-UTILITIES (CONT.)
PG&E                                                 57,052              $2,753,900
RWE                                                  19,549(c)            2,067,949
Sempra Energy                                         8,390                 511,874
SUEZ                                                 67,625(c)            3,566,394
TECO Energy                                          26,325                 453,053
United Utilities                                     93,124(c)            1,384,310
Veolia Environnement                                 13,116(c)              975,191
Xcel Energy                                          79,593               1,965,151
                                                                    ---------------
Total                                                                    24,554,299
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Canon                                                16,500(c)              886,404
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.8%)
Anadarko Petroleum                                   81,280               3,493,414
Apache                                               76,053               5,376,947
BG Group                                             52,003(c)              750,014
BP                                                  216,285(c)            2,349,106
Cabot Oil & Gas                                       1,321                  88,930
Chevron                                             594,093              43,939,119
Cimarex Energy                                       10,914                 404,036
ConocoPhillips                                      321,506              21,974,936
Delta Petroleum                                       3,497(b)               80,291
Eni                                                 175,053(c)            5,696,286
Exxon Mobil                                         646,720              48,795,025
Forest Oil                                            2,167(b)               72,313
Frontier Oil                                          6,876                 224,433
Frontline                                             9,500(c)              337,694
Holly                                                 3,684                 218,461
Houston Exploration                                   3,541(b)              191,037
Marathon Oil                                         71,374               7,053,892
MarkWest Hydrocarbon                                  2,598                 161,076
Nippon Oil                                          154,000(c)            1,249,461
Norsk Hydro                                          36,450(c)            1,208,702
Occidental Petroleum                                117,979               5,817,544
OMV                                                  15,957(c)            1,005,027
Overseas Shipholding Group                            5,444                 340,794
Pogo Producing                                        8,088                 389,033
Repsol YPF                                          109,806(c)            3,702,204
Royal Dutch Shell Series A                          394,649(c)           13,130,817
Royal Dutch Shell Series B                          203,424(c)            6,768,352
Ship Finance Intl                                     1,017(c)               27,950
St. Mary Land & Exploration                           1,825                  66,941

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  25

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Statoil                                              20,600(c)             $561,063
Stone Energy                                          4,471(b)              132,744
Swift Energy                                          2,309(b)               96,447
Tesoro                                                8,852                 889,006
USEC                                                  7,757(b)              126,051
W&T Offshore                                          3,866                 111,843
Western Refining                                      3,061                 119,440
                                                                    ---------------
Total                                                                   176,950,429
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies                                 10,721(b)              139,159
Louisiana-Pacific                                    13,608                 272,976
Norske Skogindustrier                                60,004(c)            1,026,975
Stora Enso Series R                                 104,108(c,l)          1,807,892
Svenska Cellulosa Series B                           32,100(c)            1,719,824
UPM-Kymmene                                          50,200(c,l)          1,278,790
                                                                    ---------------
Total                                                                     6,245,616
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                        3,825                  87,516
American Oriental Bioengineering                     11,892(b)              111,666
Chattem                                               1,920(b)              113,165
L'Oreal                                               4,391(c)              479,391
NBTY                                                  4,012(b)              212,796
                                                                    ---------------
Total                                                                     1,004,534
-----------------------------------------------------------------------------------

PHARMACEUTICALS (6.3%)
Abbott Laboratories                                 164,949               9,204,154
AstraZeneca                                          45,675(c)            2,457,051
Auxilium Pharmaceuticals                              5,538(b)               81,298
Bristol-Myers Squibb                                 25,773                 715,458
Daiichi Sankyo                                      137,507(c)            4,212,851
Forest Laboratories                                  16,268(b)              836,826
Johnson & Johnson                                   324,330(p)           19,544,126
King Pharmaceuticals                                 83,860(b)            1,649,526
Medicines                                             4,721(b)              118,403
Merck & Co                                          928,965              41,032,385
Pfizer                                            1,271,323              32,113,619
Schering-Plough                                      50,916               1,298,867
                                                                    ---------------
Total                                                                   113,264,564
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.7%)
Alexander's                                             394(b)             $162,210
American Home Mtge Investment                         6,946                 187,473
Annaly Capital Management                             6,670                 103,252
Apartment Investment & Management Cl A               38,569               2,225,046
Arbor Realty Trust                                    2,787                  84,836
Archstone-Smith Trust                                14,472                 785,540
AvalonBay Communities                                16,516               2,147,080
Boston Properties                                    31,096               3,650,669
British Land                                         37,767(c)            1,135,463
Capital Trust Cl A                                    2,182                  99,434
Centro Properties Group                             107,912(c)              760,296
Corio                                                 8,135(c)              739,053
DB RREEF Trust                                      245,825(c)              343,012
Digital Realty Trust                                  2,184                  87,142
Entertainment Properties Trust                        2,420                 145,805
Equity Residential                                   17,009                 820,344
Hammerson                                            33,380(c)            1,138,209
Health Care Property Investors                        6,917                 249,220
Health Care REIT                                      1,915                  84,069
Home Properties                                         979                  51,701
iStar Financial                                       8,718                 408,264
Kimco Realty                                         22,322               1,087,974
Land Securities Group                                17,323(c)              729,414
Luminent Mtge Capital                                10,214                  91,313
Macquarie Goodman Group                             225,502(c)            1,275,036
MFA Mtge Investments                                  9,768                  75,214
Mirvac Group                                        119,736(c)              507,517
Nationwide Health Properties                          5,788                 180,933
Natl Health Investors                                 2,622                  82,173
Newcastle Investment                                  4,808                 133,326
NorthStar Realty Finance                             10,019                 152,389
Omega Healthcare Investors                            7,689                 131,866
RAIT Financial Trust                                  4,853                 135,593
Redwood Trust                                         4,406                 229,905
Rodamco Europe                                        4,008(c)              557,076
Senior Housing Properties Trust                       5,724                 136,804
SL Green Realty                                       2,241                 307,420

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 26 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Stockland                                           158,607(c)           $1,045,622
Unibail                                               6,785(c)            2,056,322
United Dominion Realty Trust                          1,747                  53,493
Ventas                                                3,493                 147,160
Vornado Realty Trust                                 23,139               2,761,407
Wereldhave                                            7,917(c)            1,218,840
Westfield Group                                     126,298(c)            2,101,481
                                                                    ---------------
Total                                                                    30,606,396
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CapitaLand                                          113,000(c)              595,952
Fabege                                               15,200(c)              382,145
Forest City Enterprises Cl A                          4,325                 286,229
Hang Lung Properties                                176,000(c)              492,224
Henderson Land Development                           75,000(c)              438,229
Jones Lang LaSalle                                    1,002                 104,489
Lend Lease                                           26,879(c)              434,631
Mitsubishi Estate                                    56,000(c)            1,839,259
Swire Pacific Series A                               50,500(c)              566,878
                                                                    ---------------
Total                                                                     5,140,036
-----------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Arkansas Best                                         7,022                 249,632
Con-way                                               4,970                 247,705
FirstGroup                                           34,071(c)              445,469
Nippon Express                                      103,000(c)              645,990
Norfolk Southern                                     52,702               2,666,721
Ryder System                                         17,159                 846,625
Swift Transportation                                  5,309(b)              165,428
Toll Holdings                                        37,669(c)              624,644
Werner Enterprises                                   14,925                 271,187
YRC Worldwide                                         7,913(b)              318,261
                                                                    ---------------
Total                                                                     6,481,662
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Agere Systems                                         5,904(b)             $133,548
Infineon Technologies                                40,963(b,c)            637,474
Intel                                               128,490               2,458,015
Micron Technology                                    92,032(b)            1,111,747
NVIDIA                                               56,666(b)            1,630,847
Sigma Designs                                         2,166(b)               56,879
Silicon Storage Technology                           12,972(b)               63,952
Varian Semiconductor Equipment Associates             1,224(b)               65,337
                                                                    ---------------
Total                                                                     6,157,799
-----------------------------------------------------------------------------------

SOFTWARE (3.9%)
Activision                                            6,292(b)              119,170
Ansoft                                                5,153(b)              163,041
Autodesk                                             13,684(b)              514,518
BMC Software                                         33,880(b)            1,043,165
Citrix Systems                                       45,290(b)            1,450,639
Electronic Arts                                      49,690(b)            2,502,388
FactSet Research Systems                              1,045                  65,678
Intuit                                               82,722(b)            2,263,274
Mentor Graphics                                       3,818(b)               62,386
Microsoft                                           979,421              27,296,464
Nintendo                                             12,000(c)            3,488,077
Oracle                                            1,676,839(b)           30,401,092
Symantec                                             50,777(b)              878,442
Take-Two Interactive Software                         3,638(b)               73,269
THQ                                                   2,497(b)               85,372
VASCO Data Security Intl                              8,947(b)              159,883
                                                                    ---------------
Total                                                                    70,566,858
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
American Eagle Outfitters                             6,636                 199,014
Asbury Automotive Group                               4,255                 120,204
AutoNation                                           15,692(b)              333,298
Barnes & Noble                                        6,403                 252,598
Bed Bath & Beyond                                    26,244(b)            1,054,221
Best Buy                                              7,725                 376,362
Books-A-Million                                       8,389                 119,459
Borders Group                                         7,897                 161,257
Buckle                                                2,602                  92,891
CarMax                                                7,182(b)              176,246
DSG Intl                                            159,896(c)              534,840
Esprit Holdings                                      54,000(c)              633,469
Foot Locker                                          19,686                 463,605

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  27

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Gap                                                  44,945                $773,503
Group 1 Automotive                                    2,395                  95,249
GUESS?                                                3,078                 124,628
Hennes & Mauritz Series B                            20,950(c)            1,206,472
Home Depot                                          482,236              17,717,351
Inditex                                              26,630(c)            1,655,195
Kingfisher                                          251,083(c)            1,374,642
Lowe's Companies                                    155,847               4,907,622
Pacific Sunwear of California                         4,838(b)              100,776
RadioShack                                           10,485                 283,410
Rent-A-Center                                         8,587(b)              240,264
Sonic Automotive Cl A                                 4,047                 115,340
Talbots                                               1,964                  46,390
Zale                                                  5,812(b,p)            153,321
                                                                    ---------------
Total                                                                    33,311,627
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Burberry Group                                       33,610(c)              431,836
Coach                                                58,385(b)            2,922,169
Deckers Outdoor                                       1,987(b)              141,117
Jones Apparel Group                                  19,234                 591,061
Kellwood                                              2,431                  71,301
Liz Claiborne                                        19,585                 839,217
Nike Cl B                                            17,384               1,847,224
Perry Ellis Intl                                      6,041(b)              193,252
Phillips-Van Heusen                                   3,106                 182,633
Swatch Group Series B                                 2,840(c)              750,905
VF                                                   47,686               3,939,817
                                                                    ---------------
Total                                                                    11,910,532
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.2%)
Corus Bankshares                                      3,933                  67,097
Countrywide Financial                                46,267               1,556,422
Fannie Mae                                          351,964              19,210,194
Freddie Mac                                         153,022               9,103,279
Fremont General                                       9,686                  67,124
MGIC Investment                                      33,279               1,960,799
People's Bank                                         7,864                 349,162
PMI Group                                             8,824                 399,021
Radian Group                                          4,001                 219,575
Triad Guaranty                                        1,133(b)               46,918
Washington Mutual                                   142,266               5,744,701
                                                                    ---------------
Total                                                                    38,724,292
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TOBACCO (1.6%)
Altria Group                                        229,434             $20,146,599
Japan Tobacco                                           535(c)            2,628,915
M&F Worldwide                                         2,108(b)              100,362
Altria Group                                        229,434              20,146,599
Japan Tobacco                                           535(c)            2,628,915
M&F Worldwide                                         2,108(b)              100,362
Reynolds American                                    27,660               1,726,261
Universal                                             8,307                 509,634
UST                                                  59,405               3,444,302
                                                                    ---------------
Total                                                                    28,556,073
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Hagemeyer                                           128,361(b,c)            610,419
Mitsubishi                                           71,400(c)            1,657,294
Sojitz                                               95,600(b,c)            398,367
Sumitomo                                             88,900(c)            1,599,491
WW Grainger                                          10,449                 807,081
                                                                    ---------------
Total                                                                     5,072,652
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Airports                                  124,638(c)              402,270
Macquarie Infrastructure Group                      516,508(c)            1,604,365
                                                                    ---------------
Total                                                                     2,006,635
-----------------------------------------------------------------------------------

WATER UTILITIES (--%)
Severn Trent                                         17,880(c)              504,491
SJW                                                   3,437                 139,130
                                                                    ---------------
Total                                                                       643,621
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
InPhonic                                             10,286(b)              112,117
Leap Wireless Intl                                    2,224(b)              146,740
Telephone & Data Systems                              3,672                 218,925
Vodafone Group                                    4,184,184(c)           11,155,453
                                                                    ---------------
Total                                                                    11,633,235
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,300,862,983)                                               $1,462,557,911
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 28 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

PREFERRED STOCKS & OTHER (0.2%)
ISSUER                                            SHARES                   VALUE(A)
Fabege
 Rights                                              15,200(b,c)            $11,717
Henkel                                                3,381(c)              499,827
Volkswagen                                           27,212(c)            2,800,047
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $1,789,243)                                                       $3,311,591
-----------------------------------------------------------------------------------

BONDS (16.8%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
SOVEREIGN (0.2%)
Bundesrepublik Deutschland
 (European Monetary Unit)
  01-04-10                           5.38%         $745,000(c)           $1,029,573
  01-04-13                           4.50           535,000(c)              731,489
  07-04-34                           4.75           270,000(c)              388,743
Govt of Canada
 (Canadian Dollar)
  09-01-09                           4.25           155,000(c)              135,019
Govt of Japan
 (Japanese Yen)
  06-20-12                           1.40        98,000,000(c)              839,735
Govt of Ukraine
  06-11-13                           7.65            85,000(c)               92,098
Hellenic Republic
 (European Monetary Unit)
  04-18-08                           3.50           540,000(c)              717,190
United Kingdom Treasury
 (British Pound)
  09-07-14                           5.00           170,000(c)              332,719
                                                                    ---------------
Total                                                                     4,266,566
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (4.6%)
Federal Home Loan Mtge Corp
  03-15-09                           5.75           505,000                 513,060
Federal Natl Mtge Assn
  06-15-08                           5.25         2,370,000               2,376,020
  02-16-12                           5.00         4,750,000               4,778,733
U.S. Treasury
  01-31-09                           4.88        10,000,000              10,039,450
  02-15-10                           4.75         9,525,000(l)            9,579,321
  02-29-12                           4.63        30,195,000(l)           30,307,053
  02-15-17                           4.63        12,720,000(l)           12,694,165
  02-15-26                           6.00         9,680,000              10,940,665
                                                                    ---------------
Total                                                                    81,228,467
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

ASSET-BACKED (0.4%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84%         $250,000                $247,685
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.43         1,025,000(d,i)          1,025,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           275,000(d)              279,469
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                           3.10         1,300,000               1,274,989
College Loan Corporation Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62         1,250,000(j)              156,738
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                           5.30           775,000(d,k)            777,488
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78           900,000(d,k)            915,586
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           200,000(d,k)            196,022
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89           800,000(j)              181,845
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           0.00         1,500,000(j)              429,735
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.46           685,000(i)              684,893
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45           475,000(d)              478,349
                                                                    ---------------
Total                                                                     6,647,799
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  29

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

COMMERCIAL MORTGAGE-BACKED (1.8%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.04%         $250,000                $249,503
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
  07-10-43                           4.67         1,144,000               1,095,561
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                           4.87           450,000                 442,287
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45           725,000                 730,695
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                           5.70           300,000(d,i)            300,640
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76           325,000(d,i)            325,693
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                           5.85           225,000(d,i)            225,118
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57           700,000                 684,910
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                           5.20           600,000                 594,048
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68         1,000,000               1,020,501
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           624,830(d)              615,694
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23           175,000                 175,536
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03         1,162,454               1,196,710
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
  07-10-37                           5.09           331,000                 330,504
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
  07-10-37                           5.23           400,000                 401,337

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63%         $175,000(d,i)           $175,860
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66           450,000                 460,995
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18           950,000                 983,959
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           375,000                 363,138
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
  08-15-38                           4.77           569,282                 565,136
Federal Natl Mtge Assn #735029
  09-01-13                           5.28           481,985                 485,034
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77           400,000                 386,466
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77           575,000(d)              570,060
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           200,000                 198,388
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           310,000                 307,981
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55           450,000                 456,277
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                           4.37           332,858                 327,958
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                           5.26           450,000                 450,465
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           403,821                 392,653
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           202,330                 197,532

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 30 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
  03-12-39                           4.77%         $750,000                $732,152
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.09           400,000                 400,125
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18           200,000                 195,521
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48         1,047,646               1,025,600
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                           4.33           304,005                 300,038
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                           5.04         1,560,391               1,554,536
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           500,000                 503,611
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49           575,000                 581,483
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           250,000                 238,643
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                           4.20           400,000                 391,672
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A6
  12-15-29                           4.80           400,000                 388,277
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
  02-15-30                           4.74           325,000                 315,123
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93           800,000                 789,936
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.87           950,000                 986,199
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           625,000                 627,666

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34%         $275,000                $270,321
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           300,000                 292,899
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                           4.85           775,000                 762,276
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80           350,000                 361,874
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                           5.45           700,000(d,i)            700,158
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                           5.98           950,000                 982,790
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                           6.54           825,000                 910,626
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                           3.67           840,500                 812,228
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                           4.57         1,175,000               1,149,755
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08         1,750,000(d)            1,731,409
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           375,000                 365,310
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           375,000                 373,365
                                                                    ---------------
Total                                                                    32,454,232
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (4.2%)(f,o)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.20           960,375(h)              980,024

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  31

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
Collateralized Mtge Obligation
Series 2007-2 Cl A2A
  03-25-47                           5.49%       $1,600,000(h)           $1,597,394
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           254,309                 246,760
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         1,950,088               1,949,298
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
  05-25-35                           5.57           959,920(i)              960,204
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00           704,839                 707,585
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           471,704(d)              493,310
Federal Home Loan Mtge Corp
  04-01-37                           6.00         4,090,000(e)            4,121,951
Federal Home Loan Mtge Corp #B13193
  04-01-19                           5.50           381,182                 382,822
Federal Home Loan Mtge Corp #B15214
  06-01-19                           5.00         2,520,530               2,489,567
Federal Home Loan Mtge Corp #B16408
  09-01-19                           5.50         1,680,580               1,686,110
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50           784,002                 779,658
Federal Home Loan Mtge Corp #G12141
  09-01-20                           4.50           947,692                 918,447
Federal Natl Mtge Assn
  04-01-22                           6.00         2,700,000(e)            2,743,875
Federal Natl Mtge Assn #190353
  08-01-34                           5.00           389,277                 376,778
Federal Natl Mtge Assn #254684
  03-01-18                           5.00         1,493,558               1,476,863
Federal Natl Mtge Assn #254800
  07-01-23                           5.50         1,377,576               1,373,721

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545874
  08-01-32                           6.50%       $1,019,458              $1,051,270
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         2,153,856               2,180,943
Federal Natl Mtge Assn #555740
  08-01-18                           4.50           940,705                 912,851
Federal Natl Mtge Assn #598558
  08-01-16                           6.00           467,935                 477,575
Federal Natl Mtge Assn #661185
  06-01-17                           7.00           318,136                 327,824
Federal Natl Mtge Assn #668824
  08-01-32                           6.50         1,159,380               1,191,983
Federal Natl Mtge Assn #670387
  08-01-32                           7.00           107,268                 112,057
Federal Natl Mtge Assn #671054
  01-01-33                           7.00           966,797               1,007,477
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         1,581,379               1,531,883
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         3,880,475               3,848,677
Federal Natl Mtge Assn #725737
  08-01-34                           4.54         1,910,361(h)            1,902,261
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         6,828,197               6,768,286
Federal Natl Mtge Assn #730153
  08-01-33                           5.50         1,164,165               1,154,626
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         3,017,943               2,921,038
Federal Natl Mtge Assn #735949
  10-01-35                           4.99         1,236,843(h)            1,236,280
Federal Natl Mtge Assn #743579
  11-01-33                           5.50         1,253,534               1,243,263
Federal Natl Mtge Assn #785506
  06-01-34                           5.00         3,075,947               2,977,180
Federal Natl Mtge Assn #786151
  07-01-19                           5.50         3,499,197               3,514,296
Federal Natl Mtge Assn #791447
  10-01-34                           6.00           975,688                 985,522
Federal Natl Mtge Assn #844257
  11-01-35                           5.07         1,278,442(h)            1,282,825
Federal Natl Mtge Assn #878661
  02-01-36                           5.50         2,246,970               2,212,839
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         2,128,858               2,096,520

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 32 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #883201
  07-01-36                           6.50%       $1,213,302              $1,247,663
Federal Natl Mtge Assn #900197
  10-01-36                           5.95         1,080,538(h)            1,097,610
Govt Natl Mtge Assn #3920
  11-20-36                           6.00         2,460,670               2,489,717
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.66           449,120(h)              449,630
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.57         1,750,258(h)            1,753,463
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           366,691                 359,129
Washington Mutual
 Collateralized Mtge Obligation
 Series 2003-AR10 Cl A7
  10-25-33                           4.06           600,000(h)              596,524
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
  12-25-45                           5.51            28,343(h)               28,345
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.57           429,700(h)              429,893
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00           823,057                 796,464
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50           818,974                 805,538
                                                                    ---------------
Total                                                                    74,275,819
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.2%)
Alion Science and Technology
 Sr Unsecured
  02-01-15                          10.25           545,000(d)              561,350

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
AEROSPACE & DEFENSE (CONT.)
Communications & Power Inds
  02-01-12                           8.00%         $935,000                $970,063
DRS Technologies
  02-01-16                           6.63           890,000                 898,900
  02-01-18                           7.63             5,000                   5,200
L-3 Communications
 Series B
  10-15-15                           6.38           900,000                 892,125
TransDigm
 Sr Sub Nts
  07-15-14                           7.75           110,000(d)              113,575
                                                                    ---------------
Total                                                                     3,441,213
-----------------------------------------------------------------------------------

AUTOMOTIVE (0.1%)
Ford Motor Credit
 Sr Nts
  08-10-11                           9.88           400,000                 421,616
Ford Motor Credit
 Sr Unsecured
  01-13-12                           8.11           380,000(i)              371,631
GMAC
  04-15-16                           7.70           795,000                 739,350
GMAC LLC
  09-15-11                           6.88           400,000                 400,388
Goodyear Tire & Rubber
 Sr Nts
  12-01-09                           9.14           110,000(d,i)            110,550
                                                                    ---------------
Total                                                                     2,043,535
-----------------------------------------------------------------------------------

BANKING (0.3%)
Bank of America
 Sub Nts
  03-15-17                           5.30           475,000                 467,176
  10-15-36                           6.00           730,000                 732,730
Citigroup
 Sub Nts
  02-15-17                           5.50           390,000                 387,965
  08-25-36                           6.13           670,000                 680,520
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63           580,000                 574,286
Natl City Bank of Cleveland
 Sub Nts
  12-15-11                           6.20           430,000                 447,628

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  33

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
BANKING (CONT.)
Popular North America
Sr Nts
  10-01-08                           3.88%       $1,850,000              $1,813,523
                                                                    ---------------
Total                                                                     5,103,828
-----------------------------------------------------------------------------------

BROKERAGE (0.2%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00           695,000                 757,550
Lehman Brothers Holdings
 Sr Nts
  02-06-12                           5.25         1,165,000               1,162,794
Merrill Lynch & Co
 Sub Nts
  01-29-37                           6.11           425,000                 412,023
Morgan Stanley
  01-09-17                           5.45         1,510,000               1,485,163
                                                                    ---------------
Total                                                                     3,817,530
-----------------------------------------------------------------------------------

BUILDING MATERIALS (--%)
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13           340,000                 351,050
Norcraft Companies LP/Finance
  11-01-11                           9.00           185,000                 190,550
                                                                    ---------------
Total                                                                       541,600
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Chemtura
  06-01-16                           6.88           515,000                 498,262
Hexion US Finance/Nova Scotia
 Sr Nts
  11-15-14                           9.75           417,000(d)              437,329
INEOS Group Holdings
 Sr Sub Nts
  02-15-16                           8.50           181,000(c,d)            173,308
INVISTA
  05-01-12                           9.25           485,000(d)              517,737
MacDermid
 Sr Sub Nts
  04-15-17                           9.50           260,000(d,e)            266,500
NALCO
 Sr Unsecured
  11-15-11                           7.75           335,000                 343,375

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
CHEMICALS (CONT.)
NewMarket
 Sr Nts
  12-15-16                           7.13%         $365,000(d)             $363,175
PQ
  02-15-13                           7.50           381,000                 384,810
                                                                    ---------------
Total                                                                     2,984,496
-----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (--%)
United Rentals North America
  02-15-12                           6.50           565,000                 563,588
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
American Achievement
 Sr Sub Nts
  04-01-12                           8.25           375,000                 382,500
Chattem
 Sr Sub Nts
  03-01-14                           7.00           400,000                 397,000
Jarden
  05-01-17                           7.50           355,000                 357,219
Sealy Mattress
  06-15-14                           8.25           655,000                 689,387
Visant
  10-01-12                           7.63           185,000                 188,238
Visant Holding
 Sr Nts
  12-01-13                           8.75           630,000                 656,775
                                                                    ---------------
Total                                                                     2,671,119
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
ALH Finance LLC
  01-15-13                           8.50           285,000                 284,287
Baldor Electric
  02-15-17                           8.63           190,000                 200,688
RBS Global & Rexnord
  08-01-14                           9.50           223,000                 231,920
RBS Global & Rexnord
 Sr Nts
  09-01-16                           8.88            35,000(d)               35,350
                                                                    ---------------
Total                                                                       752,245
-----------------------------------------------------------------------------------

ELECTRIC (0.5%)
Cleveland Electric Illuminating
 Sr Unsecured
  12-15-36                           5.95           160,000                 152,482

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 34 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Commonwealth Edison
1st Mtge
  04-15-15                           4.70%         $815,000                $745,808
Consumers Energy
 1st Mtge
  02-15-12                           5.00           550,000                 543,457
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80            30,000                  29,725
Duke Energy Indiana
  10-15-35                           6.12           430,000                 430,508
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38           565,000                 587,600
  05-15-18                           7.13            25,000                  24,000
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50           545,000                 562,713
Exelon
  06-15-10                           4.45         1,000,000                 971,259
Florida Power
 1st Mtge
  07-15-11                           6.65           195,000                 206,020
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05           530,000                 521,980
MidAmerican Energy Holdings
  04-01-36                           6.13           240,000                 239,481
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56            34,227                  37,436
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30           565,000                 579,125
Mirant North America LLC
  12-31-13                           7.38           485,000                 497,125
Northern States Power
 Sr Nts
  08-01-09                           6.88           375,000                 388,985
NRG Energy
  02-01-14                           7.25           295,000                 302,375
  01-15-17                           7.38           150,000                 153,938
Oncor Electric Delivery
 Secured
  01-15-15                           6.38           455,000                 473,456

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Pacific Gas & Electric
 Sr Unsub
  03-01-37                           5.80%         $525,000                $505,349
Portland General Electric
  03-15-10                           7.88           365,000                 391,243
Potomac Electric Power
 Secured
  06-01-35                           5.40           360,000                 325,328
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88           430,000                 445,555
                                                                    ---------------
Total                                                                     9,114,948
-----------------------------------------------------------------------------------

ENTERTAINMENT (--%)
AMC Entertainment
  02-01-16                          11.00           520,000                 592,150
AMC Entertainment
 Sr Sub Nts
  03-01-14                           8.00           270,000                 274,725
                                                                    ---------------
Total                                                                       866,875
-----------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Allied Waste North America
 Series B
  04-15-14                           7.38           270,000                 274,050
  05-15-16                           7.13           455,000                 462,962
Clean Harbors
  07-15-12                          11.25            10,000                  11,126
WCA Waste
  06-15-14                           9.25           430,000                 456,875
                                                                    ---------------
Total                                                                     1,205,013
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.3%)
Aramark
 Sr Nts
  02-01-15                           8.50           225,000(d)              232,875
  02-01-15                           8.86           105,000(d,i)            108,019
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                           9.92           305,000(g)              276,025
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         1,075,000(d)            1,052,441
Constellation Brands
  09-01-16                           7.25           480,000                 486,000

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  35

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOOD AND BEVERAGE (CONT.)
Cott Beverages USA
  12-15-11                           8.00%         $945,000                $963,900
Del Monte
  02-15-15                           6.75           135,000                 133,481
Kraft Foods
  10-01-13                           5.25           530,000                 522,264
Molson Coors Capital Finance
  09-22-10                           4.85           430,000(c)              423,693
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                          10.63           535,000(d,e)            526,975
                                                                    ---------------
Total                                                                     4,725,673
-----------------------------------------------------------------------------------

GAMING (0.2%)
Boyd Gaming
 Sr Sub Nts
  02-01-16                           7.13           195,000                 191,100
Buffalo Thunder Development Authority
 Secured
  12-15-14                           9.38           300,000(d)              306,750
Circus & Eldorado Jt Venture/Silver
 Legacy Capital
 1st Mtge
  03-01-12                          10.13           435,000                 455,663
Harrah's Operating
  06-01-16                           6.50           531,000                 470,434
  10-01-17                           5.75           145,000                 119,988
Majestic Star Casino LLC/Capital
  10-15-10                           9.50           555,000                 582,055
MGM MIRAGE
  07-15-15                           6.63           245,000                 235,200
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00           475,000                 492,813
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38           470,000(d)              518,175
Station Casinos
 Sr Sub Nts
  03-01-16                           6.88           313,000                 286,786
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00           415,000(d)              441,456
                                                                    ---------------
Total                                                                     4,100,420
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

GAS DISTRIBUTORS (--%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00%         $490,000                $475,451
-----------------------------------------------------------------------------------

GAS PIPELINES (0.1%)
CenterPoint Energy Resources
  02-15-11                           7.75           390,000                 421,696
Southern Star Central
 Sr Nts
  03-01-16                           6.75           525,000                 525,000
Williams Companies
 Sr Unsecured
  09-01-21                           7.88           375,000                 412,500
Williams Companies
 Sr Nts
  07-15-19                           7.63           804,000                 874,350
                                                                    ---------------
Total                                                                     2,233,546
-----------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50           355,000                 365,650
DaVita
  03-15-13                           6.63           435,000                 435,000
  03-15-15                           7.25           560,000                 566,299
HCA
 Secured
  11-15-16                           9.25           499,000(d)              538,920
HCA
 Secured Pay-in-kind
  11-15-16                           9.63           475,000(d,n)            513,594
MedCath Holdings
  07-15-12                           9.88           120,000                 129,900
Omnicare
  12-15-13                           6.75           400,000                 401,500
  12-15-15                           6.88           520,000                 524,550
Omnicare
 Sr Sub Nts
  06-01-13                           6.13            75,000                  73,031
Select Medical
  02-01-15                           7.63           330,000                 297,000
Select Medical
 Sr Unsecured
  09-15-15                          11.08           445,000(i)              427,200

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 36 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
HEALTH CARE (CONT.)
Triad Hospitals
Sr Nts
  05-15-12                           7.00%         $130,000                $134,875
Triad Hospitals
 Sr Sub Nts
  11-15-13                           7.00           865,000                 902,843
US Oncology
  08-15-12                           9.00           305,000                 325,588
US Oncology Holdings
 Sr Unsecured Pay-in-kind
  03-15-12                           9.80           325,000(d,i,n)          325,813
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                           9.00           391,000                 395,888
VWR Intl
  04-15-14                           8.00            60,000                  62,550
VWR Intl
 Sr Unsecured
  04-15-12                           6.88           130,000                 131,300
                                                                    ---------------
Total                                                                     6,551,501
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (--%)
CIGNA
 Sr Unsecured
  11-15-36                           6.15           190,000                 188,377
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
K Hovnanian Enterprises
  05-15-16                           7.50           185,000                 172,513
Meritage Homes
  03-15-15                           6.25           375,000                 338,437
Meritage Homes
 Sr Nts
  05-01-14                           7.00           350,000                 330,313
                                                                    ---------------
Total                                                                       841,263
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.4%)
Anadarko Petroleum
 Sr Unsecured
  09-15-36                           6.45           330,000                 326,551
Apache
 Sr Unsecured
  01-15-37                           6.00           385,000                 383,381
Canadian Natural Resources
  02-15-37                           6.50           230,000(c)              233,300
  03-15-38                           6.25           245,000(c)              239,709

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
INDEPENDENT ENERGY (CONT.)
Chaparral Energy
  12-01-15                           8.50%         $264,000                $260,700
Chaparral Energy
 Sr Nts
  02-01-17                           8.88           590,000(d)              594,424
Chesapeake Energy
  07-15-13                           7.63           400,000                 424,500
  08-15-14                           7.00           165,000                 169,950
  01-15-16                           6.63           225,000                 226,688
  08-15-17                           6.50           200,000                 197,500
  01-15-18                           6.25           115,000                 113,563
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50           585,000                 589,387
EXCO Resources
 Secured
  01-15-11                           7.25           530,000                 531,325
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75           275,000(d)              270,188
PetroHawk Energy
  07-15-13                           9.13           480,000                 511,200
Pioneer Natural Resources
 Sr Nts
  07-15-16                           5.88           460,000                 428,020
Range Resources
  03-15-15                           6.38           540,000                 531,899
  05-15-16                           7.50           285,000                 293,550
                                                                    ---------------
Total                                                                     6,325,835
-----------------------------------------------------------------------------------

LIFE INSURANCE (--%)
Prudential Financial
  12-14-36                           5.70           240,000                 229,322
-----------------------------------------------------------------------------------

LODGING (--%)
Hilton Hotels
 Sr Nts
  12-15-17                           7.50            80,000                  82,700
-----------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
CCH I Holdings LLC/Capital
  10-01-15                          11.00           470,000                 485,275
CCO Holdings LLC/Capital
 Sr Nts
  11-15-13                           8.75           340,000                 351,900

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  37

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA CABLE (CONT.)
Charter Communications Operating LLC/Capital
Sr Nts
  04-30-12                           8.00%          $40,000(d)              $41,650
Comcast
  03-15-37                           6.45           195,000                 195,222
CSC Holdings
 Sr Nts
  04-15-12                           6.75           395,000(d)              392,531
EchoStar DBS
  02-01-16                           7.13           640,000                 660,800
Quebecor Media
 Sr Nts
  03-15-16                           7.75           125,000(c)              128,438
Univision Communications
 Sr Nts Pay-in-kind
  03-15-15                           9.75           550,000(d,n)            553,438
Videotron Ltee
  01-15-14                           6.88           780,000(c)              787,800
Virgin Media Finance
  04-15-14                           8.75           210,000(c)              218,400
  08-15-16                           9.13           530,000(c)              559,150
                                                                    ---------------
Total                                                                     4,374,604
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.5%)
British Sky Broadcasting Group
  02-23-09                           6.88         1,265,000(c)            1,300,263
Clear Channel Communications
 Sr Nts
  09-15-14                           5.50           210,000                 185,914
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50           645,000                 544,119
Idearc
 Sr Nts
  11-15-16                           8.00           473,000(d)              486,008
Intelsat Bermuda
  06-15-16                           9.25           495,000(c,d)            548,213
Intelsat Bermuda
 Sr Nts
  06-15-16                          11.25           160,000(c,d)            181,600
Intelsat Intermediate Holding
 (Zero coupon through 02-01-10,
 thereafter 9.25%)
  02-01-15                           8.50           285,000(c,g)            236,550

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
Lamar Media
 Series B
  08-15-15                           6.63%         $230,000                $224,250
LIN TV
 Series B
  05-15-13                           6.50           390,000                 381,713
News America
  12-15-35                           6.40           215,000                 213,855
Nielsen Finance LLC
 Sr Nts
  08-01-14                          10.00           554,000(d)              603,860
Radio One
  02-15-13                           6.38           350,000                 337,750
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75           300,000(d)              319,125
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38           485,000(d)              542,594
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88           350,000                 340,375
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88           538,000                 523,205
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88           180,000                 175,050
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13           285,000                 286,106
Salem Communications Holding
  12-15-10                           7.75           460,000                 469,200
Sinclair Broadcast Group
  03-15-12                           8.00           570,000                 589,950
Sun Media
  02-15-13                           7.63           530,000(c)              537,950
                                                                    ---------------
Total                                                                     9,027,650
-----------------------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25           345,000                 371,306

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 38 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
METALS (CONT.)
Peabody Energy
Series B
  03-15-13                           6.88%         $575,000                $585,063
Reliance Steel & Aluminum
  11-15-36                           6.85           305,000(d)              304,097
                                                                    ---------------
Total                                                                     1,260,466
-----------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (--%)
Countrywide Financial
 Sub Nts
  05-15-16                           6.25           420,000                 423,370
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.88           460,000(d)              478,400
OPTI Canada
  12-15-14                           8.25           552,000(c,d)            572,700
Pride Intl
 Sr Unsecured
  07-15-14                           7.38           760,000                 779,000
Quicksilver Resources
  04-01-16                           7.13           405,000                 398,925
                                                                    ---------------
Total                                                                     2,229,025
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.1%)
Cardtronics
  08-15-13                           9.25           605,000                 636,763
Residential Capital LLC
  06-30-10                           6.38           710,000                 709,809
Triad Acquisition
 Sr Unsecured
 Series B
  05-01-13                          11.13           415,000                 388,025
                                                                    ---------------
Total                                                                     1,734,597
-----------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
Rental Service
  12-01-14                           9.50           300,000(d)              319,500
-----------------------------------------------------------------------------------

PACKAGING (0.1%)
Crown Americas LLC/Capital
  11-15-13                           7.63           280,000                 288,050
  11-15-15                           7.75           305,000                 317,200
Owens-Brockway Glass Container
  11-15-12                           8.75           430,000                 452,575

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
PACKAGING (CONT.)
  05-15-13                           8.25%         $375,000                $390,938
Plastipak Holdings
 Sr Nts
  12-15-15                           8.50           450,000(d)              477,000
                                                                    ---------------
Total                                                                     1,925,763
-----------------------------------------------------------------------------------

PAPER (0.2%)
Abitibi-Consolidated Co of Canada
  04-01-15                           8.38           400,000(c)              376,000
Boise Cascade LLC
  10-15-12                           8.24           100,000(i)              100,375
  10-15-14                           7.13           545,000                 539,550
Cascades
 Sr Nts
  02-15-13                           7.25           100,000(c)              100,000
Georgia-Pacific
  01-15-17                           7.13           685,000(d)              686,712
Jefferson Smurfit US
  10-01-12                           8.25           565,000                 565,000
NewPage
  05-01-12                          10.00           706,000                 772,187
Norampac
  06-01-13                           6.75           450,000(c)              444,938
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                           8.38            90,000                  90,113
                                                                    ---------------
Total                                                                     3,674,875
-----------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
CDRV Investors
 Sr Unsecured
 (Zero coupon through 01-01-10,
 thereafter 9.63%)
  01-01-15                           8.87           115,000(g)               98,900
Warner Chilcott
  02-01-15                           8.75           600,000                 625,500
                                                                    ---------------
Total                                                                       724,400
-----------------------------------------------------------------------------------

RAILROADS (0.1%)
Burlington Northern Sante Fe
  01-15-15                           4.88           470,000                 443,048
  08-15-36                           6.20           135,000                 132,307

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  39

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
RAILROADS (CONT.)
Kansas City Southern de Mexico
Sr Nts
  12-01-13                           7.63%         $400,000(c,d)           $404,500
                                                                    ---------------
Total                                                                       979,855
-----------------------------------------------------------------------------------

RETAILERS (0.2%)
AutoNation
  04-15-14                           7.00           385,000                 388,850
Federated Retail Holdings
  03-15-12                           5.35           300,000                 299,064
  03-15-37                           6.38            35,000                  34,020
Home Depot
 Sr Unsecured
  12-16-36                           5.88           715,000                 681,700
May Department Stores
  07-15-09                           4.80           740,000                 732,615
Michaels Stores
 Sr Nts
  11-01-14                          10.00           215,000(d)              230,050
Michaels Stores
 Sr Sub Nts
  11-01-16                          11.38           330,000(d)              356,813
Toys "R" Us
 Sr Unsecured
  04-15-13                           7.88           401,000                 369,923
United Auto Group
 Sr Sub Nts
  12-15-16                           7.75           505,000(d)              508,156
                                                                    ---------------
Total                                                                     3,601,191
-----------------------------------------------------------------------------------

TECHNOLOGY (0.2%)
Belden CDT
 Sr Sub Nts
  03-15-17                           7.00            70,000(d)               71,402
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25           250,000(c)              241,875
Freescale Semiconductor
 Sr Nts
  12-15-14                           8.88           280,000(d)              280,700
Freescale Semiconductor
 Sr Sub Nts
  12-15-16                          10.13           485,000(d)              484,999
NXP Funding LLC
 Sr Nts
  10-15-15                           9.50           413,000(c,d)            426,423

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
TECHNOLOGY (CONT.)
SS&C Technologies
  12-01-13                          11.75%         $365,000                $407,888
SunGard Data Systems
  08-15-13                           9.13           380,000                 407,550
West
 Sr Nts
  10-15-14                           9.50           210,000(d)              216,825
West
 Sr Sub Nts
  10-15-16                          11.00           455,000(d)              478,887
                                                                    ---------------
Total                                                                     3,016,549
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Avis Budget Car Rental LLC/Finance
 Sr Nts
  05-15-14                           7.63           345,000(d)              351,900
  05-15-16                           7.75           110,000(d)              112,200
Hertz
  01-01-14                           8.88           420,000                 452,550
                                                                    ---------------
Total                                                                       916,650
-----------------------------------------------------------------------------------

WIRELESS (0.1%)
American Tower
 Sr Nts
  10-15-12                           7.13            95,000                  97,850
Centennial Communications
 Sr Nts
  01-01-13                          10.00           200,000                 215,750
Centennial Communications/Cellular Operating
 LLC/Puerto Rico Operations
 Sr Unsecured
  02-01-14                           8.13           710,000                 733,075
MetroPCS Wireless
 Sr Nts
  11-01-14                           9.25           430,000(d)              454,725
Rural Cellular
 Secured
  03-15-12                           8.25           390,000                 407,550
Vodafone Group
  02-27-37                           6.15           135,000(c)              130,326
                                                                    ---------------
Total                                                                     2,039,276
-----------------------------------------------------------------------------------

WIRELINES (0.5%)
AT&T
 Sr Nts
  05-15-36                           6.80           630,000                 671,637

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 40 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
GCI
Sr Unsecured
  02-15-14                           7.25%         $595,000                $595,000
Level 3 Financing
  03-15-13                          12.25           435,000                 508,950
Level 3 Financing
 Sr Nts
  11-01-14                           9.25           320,000(d)              329,600
Qwest
  03-15-12                           8.88           790,000                 872,950
Qwest
 Sr Unsecured
  10-01-14                           7.50           325,000                 342,875
Telecom Italia Capital
  11-15-33                           6.38           650,000(c)              613,052
Telefonica Europe
  09-15-10                           7.75           710,000(c)              765,069
TELUS
  06-01-11                           8.00         1,265,000(c)            1,385,459
Verizon New York
 Series A
  04-01-12                           6.88           635,000                 670,142
Verizon Pennsylvania
 Series A
  11-15-11                           5.65           705,000                 713,742
Windstream
  08-01-16                           8.63           845,000                 924,219
Windstream
 Sr Nts
  03-15-19                           7.00           235,000(d)              235,588
                                                                    ---------------
Total                                                                     8,628,283
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $301,293,765)                                                   $302,609,015
-----------------------------------------------------------------------------------

SENIOR LOANS (0.2%)(q)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (0.1%)
Ford Motor
Tranche B Term Loan
  12-15-13                            8.36%        $395,000                $396,426
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

CHEMICALS (--%)
Celanese
 Tranche B Term Loan
  04-06-14                             7.10%       $160,000(c,e)           $160,000
-----------------------------------------------------------------------------------

ENTERTAINMENT (--%)
Natl CineMedia LLC
 Tranche B Term Loan
  02-13-15                             7.09          85,000                  85,085
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (--%)
Sandridge Energy
 Term Loan
  04-01-15                             8.63         355,000                 362,100
-----------------------------------------------------------------------------------

MEDIA CABLE (--%)
Charter Communications
 Tranche B Term Loan
  04-28-14                             7.99         335,000(e)              333,848
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
Intelsat Bermuda
 Term Loan
  02-01-14                             7.86         125,000(c)              125,781
VNU
 Tranche B Term Loan
  08-09-13                             7.61         448,875(c)              452,682
                                                                    ---------------
Total                                                                       578,463
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (--%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                        8.30-8.35         374,061                 375,931
-----------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
Rental Service
 2nd Lien Term Loan
  11-30-13                        8.85-8.86         180,000                 183,150
-----------------------------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  03-16-14                             7.61         365,000(e)              366,215
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $2,825,115)                                                       $2,841,218
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  41

MONEY MARKET FUND (4.6%)(m)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 82,507,830(r)          $82,507,830
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $82,507,830)                                                     $82,507,830
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,689,278,936)(s)                                            $1,853,827,565
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2007, the value of foreign securities represented 23.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $28,268,556 or 1.6% of net assets.

(e) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,546,542.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2007.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

    AMBAC -- Ambac Assurance Corporation
    MBIA  -- MBIA Insurance Corporation

--------------------------------------------------------------------------------

 42 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

(l) At March 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(m) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.3% of net assets. See Note 5 to the financial statements. 2.3% of net assets is the Fund's cash equivalent position.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2007:

                         PRINCIPAL        SETTLEMENT        PROCEEDS
SECURITY                   AMOUNT            DATE          RECEIVABLE         VALUE
--------------------------------------------------------------------------------------
Federal Natl Mtge
   Assn
  04-01-37 5.00%         $2,750,000        4-12-07         $2,673,086       $2,656,330

(p) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                $1,200,000
U.S. Treasury Note, June 2007, 5-year                             13,500,000
U.S. Treasury Note, June 2007, 10-year                            29,400,000

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(s) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $1,689,279,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $190,754,000
Unrealized depreciation                                            (26,205,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $164,549,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  43

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $1,606,771,106)       $1,771,319,735
   Affiliated money market fund (identified cost
      $82,507,830) (Note 7)                                         82,507,830
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $1,689,278,936)                                               1,853,827,565
Foreign currency holdings (identified cost $502,567) (Note
   1)                                                                  508,243
Capital shares receivable                                            2,936,228
Dividends and accrued interest receivable                            6,048,540
Receivable for investment securities sold                           11,891,630
------------------------------------------------------------------------------
Total assets                                                     1,875,212,206
------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                       54,000
Capital shares payable                                                 180,418
Payable for investment securities purchased                         31,329,507
Payable upon return of securities loaned (Note 5)                   41,367,250
Unrealized depreciation on swap transactions, at value (Note
   8)                                                                   38,435
Accrued investment management services fee                              27,508
Accrued distribution fee                                               698,382
Accrued transfer agency fee                                              3,912
Accrued administrative services fee                                      3,651
Accrued plan administration services fee                                 6,324
Other accrued expenses                                                 185,171
Forward sale commitments, at value (proceeds receivable
   $2,673,086) (Note 1)                                              2,656,330
------------------------------------------------------------------------------
Total liabilities                                                   76,550,888
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $1,798,661,318
==============================================================================

--------------------------------------------------------------------------------

 44 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    1,535,074
Additional paid-in capital                                       1,593,618,858
Undistributed net investment income                                  1,345,401
Accumulated net realized gain (loss) (Note 10)                      37,378,702
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies (Notes 6 and 8)                                      164,783,283
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $1,798,661,318
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $1,530,307,269
                                           Class B                           $  209,918,118
                                           Class C                           $   42,737,365
                                           Class I                           $        5,091
                                           Class R2                          $        5,090
                                           Class R3                          $        5,090
                                           Class R4                          $   15,678,204
                                           Class R5                          $        5,091
Net asset value per share of outstanding
   capital stock:                          Class A shares     130,432,456    $        11.73
                                           Class B shares      18,048,878    $        11.63
                                           Class C shares       3,688,405    $        11.59
                                           Class I shares             434    $        11.73
                                           Class R2 shares            434    $        11.73
                                           Class R3 shares            434    $        11.73
                                           Class R4 shares      1,335,885    $        11.74
                                           Class R5 shares            434    $        11.73
-------------------------------------------------------------------------------------------
*Including securities on loan, at value
   (Note 5)                                                                  $   40,019,560
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  45

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 13,808,939
Interest                                                           7,152,931
Income distributions from affiliated money market fund (Note
   7)                                                              2,648,655
Fee income from securities lending (Note 5)                          283,040
   Less foreign taxes withheld                                      (418,603)
----------------------------------------------------------------------------
Total income                                                      23,474,962
----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 4,892,003
Distribution fee
   Class A                                                         1,716,639
   Class B                                                           889,838
   Class C                                                           157,102
   Class R2                                                                7
   Class R3                                                                3
Transfer agency fee
   Class A                                                           913,295
   Class B                                                           128,585
   Class C                                                            21,792
   Class R2                                                                1
   Class R3                                                                1
   Class R4                                                            5,759
   Class R5                                                                1
Service fee -- Class R4                                                2,912
Administrative services fees and expenses                            596,626
Plan administration services fee
   Class R2                                                                3
   Class R3                                                                3
   Class R4                                                           11,574
Compensation of board members                                         13,205
Custodian fees                                                       164,805
Printing and postage                                                 118,410
Registration fees                                                     99,174
Professional fees                                                     32,575
Other                                                                 53,733
----------------------------------------------------------------------------
Total expenses                                                     9,818,046
   Earnings and bank fee credits on cash balances (Note 2)           (62,595)
----------------------------------------------------------------------------
Total net expenses                                                 9,755,451
----------------------------------------------------------------------------
Investment income (loss) -- net                                   13,719,511
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 46 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $ 63,743,607
   Foreign currency transactions                                     137,705
   Futures contracts                                                  17,152
   Swap transactions                                                 (11,576)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           63,886,888
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                          65,644,798
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            129,531,686
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $143,251,197
============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                       MARCH 31, 2007
                                                      SIX MONTHS ENDED    SEPT. 30, 2006
                                                        (UNAUDITED)         YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   13,719,511     $   21,171,775
Net realized gain (loss) on investments                    63,886,888         85,052,753
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                       65,644,798          6,220,305
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             143,251,197        112,444,833
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (13,074,436)       (16,593,665)
      Class B                                              (1,106,401)        (1,112,379)
      Class C                                                (223,546)          (156,470)
      Class I                                                     (55)               N/A
      Class R2                                                    (43)               N/A
      Class R3                                                    (47)               N/A
      Class R4                                               (147,231)          (193,341)
      Class R5                                                    (54)               N/A
----------------------------------------------------------------------------------------
Total distributions                                       (14,551,813)       (18,055,855)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                309,847,844        364,017,930
   Class B shares                                          62,939,826         83,340,288
   Class C shares                                          19,321,571         16,758,908
   Class I shares                                               5,000                N/A
   Class R2 shares                                              5,000                N/A
   Class R3 shares                                              5,000                N/A
   Class R4 shares                                          1,525,732         10,990,222
   Class R5 shares                                              5,000                N/A
Reinvestment of distributions at net asset value
   Class A shares                                          12,852,222         16,317,292
   Class B shares                                           1,083,669          1,091,309
   Class C shares                                             211,111            149,125
   Class R4 shares                                            147,231            193,341
Payments for redemptions
   Class A shares                                        (112,960,135)      (192,244,005)
   Class B shares (Note 2)                                (14,483,457)       (43,345,553)
   Class C shares (Note 2)                                 (1,668,156)        (2,350,463)
   Class R4 shares                                         (1,024,173)        (2,312,097)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           277,813,285        252,606,297
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   406,512,669        346,995,275
Net assets at beginning of period                       1,392,148,649      1,045,153,374
----------------------------------------------------------------------------------------
Net assets at end of period                            $1,798,661,318     $1,392,148,649
========================================================================================
Undistributed net investment income                    $    1,345,401     $    2,177,703
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 48 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to March 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategic Allocation Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategic Allocation Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash.

The Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

Effective Dec. 11, 2006, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available to investors eligible to purchase the shares. At March 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At March 31, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  49

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2007, the Fund has entered into outstanding when-issued securities of $8,365,980 and other forward-commitments of $180,562.

--------------------------------------------------------------------------------

 50 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  51

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2007, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

--------------------------------------------------------------------------------

 52 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  53

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.57% to 0.39% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Flexible Portfolio Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $413,354 for the six months ended March 31, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

--------------------------------------------------------------------------------

 54 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

Other expenses in the amount of $12,170 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  55

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $3,561,345 for Class A, $62,238 for Class B and $4,368 for Class C for the six months ended March 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Effective Dec. 11, 2006, with the renaming of Class Y as Class R4, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.96% of the Fund's average daily net assets for Class R4.

During the six months March 31, 2007, the Fund's custodian and transfer agency fees were reduced by $62,595 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

--------------------------------------------------------------------------------

 56 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,317,290,269 and $1,028,237,665, respectively, for the six months ended March 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED MARCH 31, 2007
                               CLASS A       CLASS B       CLASS C       CLASS I*
----------------------------------------------------------------------------------
Sold                          27,005,368     5,538,493    1,703,151           434
Issued for reinvested
   distributions               1,101,817        93,725       18,310            --
Redeemed                      (9,857,731)   (1,274,469)    (147,808)           --
----------------------------------------------------------------------------------
Net increase (decrease)       18,249,454     4,357,749    1,573,653           434
----------------------------------------------------------------------------------

                              CLASS R2*     CLASS R3*     CLASS R4**    CLASS R5*
----------------------------------------------------------------------------------
Sold                                 434           434      134,567           434
Issued for reinvested
   distributions                      --            --       12,629            --
Redeemed                              --            --      (89,272)           --
----------------------------------------------------------------------------------
Net increase (decrease)              434           434       57,924           434
----------------------------------------------------------------------------------

                                           YEAR ENDED SEPT. 30, 2006
                               CLASS A       CLASS B       CLASS C      CLASS R4**
----------------------------------------------------------------------------------
Sold                          34,992,534     8,089,359    1,624,671     1,052,252
Issued for reinvested
   distributions               1,559,100       105,153       14,368        18,416
Redeemed                     (18,526,253)   (4,248,852)    (229,421)     (223,221)
----------------------------------------------------------------------------------
Net increase (decrease)       18,025,381     3,945,660    1,409,618       847,447
----------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  57

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2007, securities valued at $40,019,560 were on loan to brokers. For collateral, the Fund received $41,367,250 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $283,040 for the six months ended March 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. INTEREST RATE FUTURES CONTRACTS

At March 31, 2007, investments in securities included securities valued at $218,333 that were pledged as collateral to cover initial margin deposits on 441 open sale contracts. The notional market value of the open sale contracts at March 31, 2007 was $47,406,329 with a net unrealized gain of $206,770. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 58 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

8. SWAP CONTRACTS

At March 31, 2007, the Fund had the following open CBMS total return swap contract:

                                                                      UNREALIZED
                                      TERMINATION      NOTIONAL      APPRECIATION
                                          DATE          AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------
Receive total return on Lehman
Brothers Aaa 8.5+ Commercial
Mortgage-Backed Securities Index
and pay a floating rate based on
1-month LIBOR less 0.25%.
Counterparty: Wachovia                Oct. 1, 2007    $4,700,000       $(38,435)
----------------------------------------------------------------------------------

9. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended March 31, 2007.

10. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $24,282,691 at Sept. 30, 2006, that if not offset by capital gains will expire in 2011. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  59

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgement in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 60 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  61

12. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,           2007(G)           2006           2005           2004           2003
Net asset value, beginning of period     $10.78          $9.96          $8.73          $7.88          $6.88
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10            .18            .15            .12            .15
Net gains (losses) (both realized and
 unrealized)                                .96            .80           1.22            .85            .99
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.06            .98           1.37            .97           1.14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.16)          (.14)          (.12)          (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.73         $10.78          $9.96          $8.73          $7.88
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,530         $1,209           $938           $886           $895
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.13%(d)       1.12%          1.09%           .99%          1.03%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.81%(d)       1.84%          1.54%          1.37%          1.93%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%           122%           134%           127%           196%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           9.80%(f)       9.88%         15.81%         12.31%         16.67%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 62 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $10.69          $9.88          $8.66          $7.83          $6.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06            .10            .07            .05            .09
Net gains (losses) (both realized and
 unrealized)                                .95            .80           1.22            .83            .99
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.01            .90           1.29            .88           1.08
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.09)          (.07)          (.05)          (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.63         $10.69          $9.88          $8.66          $7.83
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $210           $146            $96            $90           $103
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.89%(d)       1.89%          1.86%          1.76%          1.80%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.06%(d)       1.09%           .78%           .59%          1.17%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%           122%           134%           127%           196%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           9.42%(f)       9.09%         14.93%         11.26%         15.92%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  63

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $10.66          $9.86          $8.65          $7.82          $6.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06            .10            .08            .06            .09
Net gains (losses) (both realized and
 unrealized)                                .94            .79           1.21            .83            .99
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.00            .89           1.29            .89           1.08
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.09)          (.08)          (.06)          (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.59         $10.66          $9.86          $8.65          $7.82
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $43            $23             $7             $4             $3
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.89%(d)       1.89%          1.87%          1.77%          1.82%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.09%(d)       1.14%           .78%           .58%          1.12%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%           122%           134%           127%           196%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           9.40%(f)       9.11%         14.92%         11.36%         15.86%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 64 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $11.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14
Net gains (losses) (both realized and
 unrealized)                                .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .76%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.28%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           2.93%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  65

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $11.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11
Net gains (losses) (both realized and
 unrealized)                                .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.56%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.48%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           2.70%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 66 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $11.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12
Net gains (losses) (both realized and
 unrealized)                                .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .32
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.32%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.74%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           2.77%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  67

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $10.78          $9.96          $8.72          $7.88          $6.88
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10            .21            .16            .13            .16
Net gains (losses) (both realized and
 unrealized)                                .97            .79           1.24            .84            .99
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.07           1.00           1.40            .97           1.15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.18)          (.16)          (.13)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.74         $10.78          $9.96          $8.72          $7.88
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $16            $14             $4             $5             $6
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.02%(d)        .96%           .92%           .83%           .86%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.92%(d)       2.07%          1.72%          1.54%          2.11%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%           122%           134%           127%           196%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           9.94%(f)      10.07%         16.13%         12.37%         16.86%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 68 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $11.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13
Net gains (losses) (both realized and
 unrealized)                                .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .33
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .86%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.22%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          65%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           2.91%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT  69

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 70 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2007 SEMIANNUAL REPORT

RIVERSOURCE(R) Strategic Allocation Fund
734 Ameriprise Financial Center
Minneapolis, MN 55474


RIVERSOURCE.COM/FUNDS

(RIVERSOURCE INVESTMENTS LOGO)

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                 S-6143 Z (5/07)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Strategic Allocation Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 4, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 4, 2007